AB Global High Income Fund

Portfolio of Investments

December 31, 2019 (unaudited)

		Principal Amount (000)	U.S. $ Value
CORPORATES - NON-INVESTMENT GRADE – 30.7%
Industrial – 23.7%
Basic – 2.6%
Advanced Drainage Systems, Inc. 5.00%, 9/30/27 (a)	U.S.$	140	$144,367
AK Steel Corp. 7.00%, 3/15/27		380	383,107
Alcoa Nederland Holding BV 6.125%, 5/15/28 (a)		289	312,483
Ashland LLC 4.75%, 8/15/22		421	441,715
Axalta Coating Systems LLC 4.875%, 8/15/24 (a)		516	534,815
Berry Global, Inc. 5.50%, 5/15/22		345	349,566
CF Industries, Inc.
4.95%, 6/01/43		620	648,760
5.375%, 3/15/44		747	814,860
Crown Americas LLC/Crown Americas Capital Corp. VI 4.75%, 2/01/26		751	794,427
Eldorado Gold Corp. 9.50%, 6/01/24 (a)		1,931	2,081,325
Flex Acquisition Co., Inc. 7.875%, 7/15/26 (a)		1,377	1,395,475
FMG Resources (August 2006) Pty Ltd.
4.50%, 9/15/27(a)		1,028	1,051,918
5.125%, 3/15/23(a)		69	72,872
Freeport-McMoRan, Inc. 5.45%, 3/15/43		3,414	3,536,090
Grinding Media, Inc./Moly-Cop AltaSteel Ltd. 7.375%, 12/15/23 (a)		1,290	1,313,194
Joseph T Ryerson & Son, Inc. 11.00%, 5/15/22 (a)		2,450	2,584,436
Kraton Polymers LLC/Kraton Polymers Capital Corp. 5.25%, 5/15/26 (a)	EUR	846	982,388
Magnetation LLC/Mag Finance Corp. 11.00%, 5/15/18 (b) (c) (d) (e) (f)	U.S.$	2,857	29
Novelis Corp. 5.875%, 9/30/26 (a)		1,523	1,623,946
OCI NV
5.00%, 4/15/23(a)	EUR	1,300	1,515,017
6.625%, 4/15/23(a)	U.S.$	840	878,436
Olin Corp. 5.625%, 8/01/29		797	842,814
Peabody Energy Corp. 6.00%, 3/31/22 (a)		438	429,906
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 5.125%, 7/15/23 (a)		717	734,677

		Principal Amount (000)	U.S. $ Value
Sealed Air Corp. 6.875%, 7/15/33 (a)	U.S.$	1,295	$1,527,924
Smurfit Kappa Treasury Funding DAC 7.50%, 11/20/25		238	292,907
SPCM SA 4.875%, 9/15/25 (a)		975	1,015,871
Starfruit Finco BV/Starfruit US Holdco LLC
6.50%, 10/01/26	EUR	1,010	1,215,291
8.00%, 10/01/26(a)	U.S.$	171	181,688
United States Steel Corp.
6.25%, 3/15/26		245	209,829
6.875%, 8/15/25		844	789,236
Valvoline, Inc. 5.50%, 7/15/24		278	289,121
WR Grace & Co.-Conn 5.625%, 10/01/24 (a)		386	426,330

			29,414,820

Capital Goods – 1.8%
ARD Finance SA
5.00% (5.00% Cash or 5.75% PIK), 6/30/27(a) (g)	EUR	939	1,061,492
6.50% (6.50% Cash or 7.25% PIK), 6/30/27(a) (g)	U.S.$	1,039	1,074,229
Bombardier, Inc.
5.75%, 3/15/22(a)		932	964,035
7.50%, 3/15/25(a)		1,839	1,897,731
7.875%, 4/15/27(a)		386	397,705
Clean Harbors, Inc. 4.875%, 7/15/27 (a)		25	26,403
Cleaver-Brooks, Inc. 7.875%, 3/01/23 (a)		261	260,167
Colfax Corp.
6.00%, 2/15/24(a)		194	206,685
6.375%, 2/15/26(a)		207	226,003
EnerSys 4.375%, 12/15/27 (a)		935	924,715
F-Brasile SpA/F-Brasile US LLC Series XR 7.375%, 8/15/26 (a)		957	1,010,084
Gates Global LLC/Gates Global Co. 6.25%, 1/15/26 (a)		1,205	1,225,106
GFL Environmental, Inc.
5.375%, 3/01/23(a)		103	105,843
5.625%, 5/01/22(a)		403	410,298
7.00%, 6/01/26(a)		1,089	1,150,099
8.50%, 5/01/27(a)		775	849,065
Granite Holdings US Acquisition Co. 11.00%, 10/01/27 (a)		507	515,872
JELD-WEN, Inc. 4.625%, 12/15/25 (a)		128	131,555

		Principal Amount (000)	U.S. $ Value
Liberty Tire Recycling LLC 9.50%, 1/15/23 (b) (e) (f)	U.S.$	643	$642,788
Mauser Packaging Solutions Holding Co.
5.50%, 4/15/24(a)		1,009	1,040,652
7.25%, 4/15/25(a)		264	261,508
Moog, Inc. 4.25%, 12/15/27 (a)		373	379,647
Signature Aviation US Holdings, Inc.
4.00%, 3/01/28(a)		700	691,525
5.375%, 5/01/26(a)		402	424,215
Stevens Holding Co., Inc. 6.125%, 10/01/26 (a)		141	154,057
Terex Corp. 5.625%, 2/01/25 (a)		262	270,854
TransDigm, Inc.
6.25%, 3/15/26(a)		556	602,860
6.50%, 7/15/24		1,529	1,580,620
Triumph Group, Inc.
6.25%, 9/15/24(a)		135	142,039
7.75%, 8/15/25		1,250	1,306,609
Trivium Packaging Finance BV
3.75%, 8/15/26(a)	EUR	100	118,782
5.50%, 8/15/26(a)	U.S.$	227	240,356
8.50%, 8/15/27(a)		382	424,975

			20,718,574

Communications - Media – 3.5%
Altice Financing SA
6.625%, 2/15/23(a)		2,892	2,951,736
7.50%, 5/15/26(a)		1,782	1,914,667
Altice Luxembourg SA 10.50%, 5/15/27 (a)		1,940	2,225,281
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%, 2/01/28(a)		65	68,162
5.125%, 5/01/27(a)		551	582,644
5.375%, 5/01/25(a)		74	76,817
5.75%, 1/15/24		16	16,320
5.75%, 2/15/26(a)		371	391,259
Clear Channel Communications, Inc.
Zero Coupon%, 6/15/18-12/15/19(b) (c) (d) (e) (h)		2,943	0
Zero Coupon, 3/01/21(b) (d)		535	0
Clear Channel Worldwide Holdings, Inc. 5.125%, 8/15/27 (a)		908	945,126
CSC Holdings LLC
5.375%, 2/01/28(a)		1,502	1,605,121
5.50%, 5/15/26(a)		200	211,867
6.625%, 10/15/25(a)		274	290,783
7.50%, 4/01/28(a)		941	1,061,716
10.875%, 10/15/25(a)		765	860,979

		Principal Amount (000)	U.S. $ Value
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.375%, 8/15/26(a)	U.S.$	553	$560,270
6.625%, 8/15/27(a) (i)		442	429,999
DISH DBS Corp.
5.00%, 3/15/23		830	850,563
5.875%, 11/15/24		2,291	2,344,852
6.75%, 6/01/21		333	350,425
Gray Television, Inc. 5.125%, 10/15/24 (a)		987	1,023,056
iHeartCommunications, Inc.
4.75%, 1/15/28(a)		60	61,440
5.25%, 8/15/27(a)		285	298,616
6.375%, 5/01/26		111	121,145
8.375%, 5/01/27		202	222,787
LCPR Senior Secured Financing DAC 6.75%, 10/15/27 (a)		1,000	1,064,881
Liberty Interactive LLC 3.75%, 2/15/30 (j)		877	605,360
Meredith Corp. 6.875%, 2/01/26		1,577	1,639,892
National CineMedia LLC 5.875%, 4/15/28 (a)		623	663,505
Netflix, Inc.
4.375%, 11/15/26		1,502	1,539,338
4.875%, 4/15/28		1,171	1,219,313
Outfront Media Capital LLC/Outfront Media Capital Corp. 4.625%, 3/15/30 (a)		580	590,311
Radiate Holdco LLC/Radiate Finance, Inc.
6.625%, 2/15/25(a)		1,057	1,062,145
6.875%, 2/15/23(a)		451	461,063
Scripps Escrow, Inc. 5.875%, 7/15/27 (a)		639	669,103
Sinclair Television Group, Inc. 5.50%, 3/01/30 (a)		810	829,157
Sirius XM Radio, Inc.
5.00%, 8/01/27(a)		390	412,128
5.50%, 7/01/29(a)		25	27,054
Summer BC Holdco B SARL 5.75%, 10/31/26 (a)	EUR	1,395	1,631,314
TEGNA, Inc.
5.00%, 9/15/29(a)	U.S.$	830	844,135
5.50%, 9/15/24(a)		162	167,425
Univision Communications, Inc. 5.125%, 5/15/23-2/15/25(a)		1,536	1,532,185
UPC Holding BV 5.50%, 1/15/28 (a)		2,223	2,268,044
UPCB Finance IV Ltd. 5.375%, 1/15/25 (a)		200	205,688
Virgin Media Receivables Financing Notes I DAC 5.50%, 9/15/24 (a)	GBP	128	174,267

		Principal Amount (000)	U.S. $ Value
Ziggo Bond Co. BV
5.875%, 1/15/25(a)	U.S.$	329	$338,976
6.00%, 1/15/27(a)		815	862,093
Ziggo BV 5.50%, 1/15/27 (a)		1,827	1,944,132

			40,217,140

Communications - Telecommunications – 2.3%
Altice France SA/France
7.375%, 5/01/26(a)		3,462	3,722,196
8.125%, 2/01/27(a)		465	524,850
C&W Senior Financing DAC
6.875%, 9/15/27(a)		1,501	1,602,324
7.50%, 10/15/26(a)		395	428,554
CB Idearc, Inc. Zero Coupon 3/01/21-3/15/23(b) (d) (e) (h)		396	0
CB T-Mobile USA, Inc.
6.00%, 3/01/23(b) (d) (e) (h)		743	0
6.375%, 3/01/25(b) (d) (e) (h)		655	0
CenturyLink, Inc. Series T 5.80%, 3/15/22		78	82,152
Cincinnati Bell, Inc. 7.00%, 7/15/24 (a)		1,151	1,206,374
Connect Finco SARL/Connect US Finco LLC 6.75%, 10/01/26 (a)		1,321	1,402,324
DKT Finance ApS 7.00%, 6/17/23 (a)	EUR	506	600,764
Hughes Satellite Systems Corp.
6.625%, 8/01/26	U.S.$	730	808,834
7.625%, 6/15/21		1,383	1,479,545
Intelsat Jackson Holdings SA
5.50%, 8/01/23		1,675	1,437,448
9.75%, 7/15/25(a)		1,262	1,168,003
Intrado Corp. 8.50%, 10/15/25 (a)		748	602,222
Level 3 Financing, Inc.
5.25%, 3/15/26		164	170,931
5.375%, 8/15/22-1/15/24		1,139	1,152,862
Nexstar Broadcasting, Inc. 5.625%, 7/15/27 (a)		596	628,745
Sprint Capital Corp.
6.875%, 11/15/28		1,875	2,027,296
8.75%, 3/15/32		215	261,004
Sprint Corp.
7.625%, 3/01/26		359	396,261
7.875%, 9/15/23		986	1,088,128
T-Mobile USA, Inc.
4.75%, 2/01/28		39	40,903
6.00%, 3/01/23		743	755,719
6.375%, 3/01/25		655	679,265
Telecom Italia Capital SA
7.20%, 7/18/36		483	568,269

		Principal Amount (000)	U.S. $ Value
7.721%, 6/04/38	U.S.$	1,784	$2,175,325
Zayo Group LLC/Zayo Capital, Inc.
5.75%, 1/15/27(a)		259	264,270
6.00%, 4/01/23		447	458,491
6.375%, 5/15/25		1,146	1,184,272

			26,917,331

Consumer Cyclical - Automotive – 1.6%
Allison Transmission, Inc. 5.875%, 6/01/29 (a)		441	485,609
American Axle & Manufacturing, Inc. 6.25%, 4/01/25		974	1,014,159
BCD Acquisition, Inc. 9.625%, 9/15/23 (a)		1,456	1,496,623
Cooper-Standard Automotive, Inc. 5.625%, 11/15/26 (a)		850	806,148
Dana Financing Luxembourg SARL 5.75%, 4/15/25 (a)		109	114,226
Exide Technologies
(Exchange Priority)
11.00% (3.00% Cash and 8.00% PIK), 10/31/24(b) (e) (f) (g)		3,583	3,085,134
(First Lien)
11.00% (3.00% Cash and 8.00% PIK), 10/31/24(b) (e) (f) (g)		1,207	935,172
Garrett LX I SARL/Garrett Borrowing LLC 5.125%, 10/15/26 (a)	EUR	677	767,668
IHO Verwaltungs GmbH
3.625% (3.625% Cash or 4.375% PIK), 5/15/25(a) (g)		284	333,276
3.875% (3.875% Cash or 4.625% PIK), 5/15/27(a) (g)		338	401,181
Meritor, Inc. 6.25%, 2/15/24	U.S.$	305	312,388
Navistar International Corp. 6.625%, 11/01/25 (a)		718	734,512
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.
6.25%, 5/15/26(a)		210	226,947
8.50%, 5/15/27(a)		2,629	2,793,468
Tenneco, Inc.
5.00%, 7/15/24(a)	EUR	300	348,093
5.00%, 7/15/26	U.S.$	2,174	2,007,495
Tesla, Inc. 5.30%, 8/15/25 (a)		599	581,195
Titan International, Inc. 6.50%, 11/30/23		862	734,862
Truck Hero, Inc. 8.50%, 4/21/24 (a)		1,151	1,185,374

			18,363,530

Consumer Cyclical - Entertainment – 0.3%
AMC Entertainment Holdings, Inc.
5.75%, 6/15/25		180	166,515

		Principal Amount (000)	U.S. $ Value
5.875%, 11/15/26	U.S.$	1,540	$1,389,319
Mattel, Inc. 5.875%, 12/15/27 (a)		920	970,246
VOC Escrow Ltd. 5.00%, 2/15/28 (a)		1,061	1,113,232

			3,639,312

Consumer Cyclical - Other – 2.1%
Beazer Homes USA, Inc.
5.875%, 10/15/27		419	422,744
6.75%, 3/15/25		1,228	1,292,890
Boyd Gaming Corp. 4.75%, 12/01/27 (a)		390	405,242
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 6.25%, 9/15/27 (a)		995	1,055,215
Caesars Entertainment Corp. 5.00%, 10/01/24 (j)		121	231,758
Cirsa Finance International SARL 7.875%, 12/20/23 (a)		778	823,005
Five Point Operating Co. LP/Five Point Capital Corp. 7.875%, 11/15/25 (a)		1,969	1,985,534
Forestar Group, Inc. 8.00%, 4/15/24 (a)		590	642,288
Hilton Domestic Operating Co., Inc. 4.875%, 1/15/30		25	26,530
Installed Building Products, Inc. 5.75%, 2/01/28 (a)		291	310,993
International Game Technology PLC 6.25%, 2/15/22 (a)		977	1,032,041
K. Hovnanian Enterprises, Inc. 10.00%, 7/15/22 (a)		352	324,084
KB Home
7.00%, 12/15/21		536	576,383
7.50%, 9/15/22		494	555,167
Marriott Ownership Resorts, Inc./ILG LLC Series WI 6.50%, 9/15/26		1,250	1,364,543
Mattamy Group Corp. 5.25%, 12/15/27 (a)		471	491,720
MGM Resorts International
5.50%, 4/15/27		1,022	1,135,036
5.75%, 6/15/25		45	50,391
PulteGroup, Inc.
5.00%, 1/15/27		48	52,318
5.50%, 3/01/26		52	58,081
6.00%, 2/15/35		500	558,916
7.875%, 6/15/32		1,400	1,801,132
Scientific Games International, Inc.
7.00%, 5/15/28(a)		172	184,566
7.25%, 11/15/29(a)		172	186,806
Shea Homes LP/Shea Homes Funding Corp.
5.875%, 4/01/23(a)		420	427,982

		Principal Amount (000)	U.S. $ Value
6.125%, 4/01/25(a)	U.S.$	830	$857,820
Stars Group Holdings BV/Stars Group US Co-Borrower LLC 7.00%, 7/15/26 (a)		941	1,018,653
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875%, 5/15/25 (a)		1,785	1,782,769
Taylor Morrison Communities, Inc.
5.75%, 1/15/28(a)		510	556,203
5.875%, 6/15/27(a)		628	690,073
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc. 5.875%, 4/15/23 (a)		875	942,812
Twin River Worldwide Holdings, Inc. 6.75%, 6/01/27 (a)		657	689,676
Wyndham Destinations, Inc. 4.625%, 3/01/30 (a)		839	837,435
Wyndham Hotels & Resorts, Inc. 5.375%, 4/15/26 (a)		25	26,387
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25%, 5/15/27(a)		45	47,811
5.50%, 3/01/25(a)		736	790,922
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 5.125%, 10/01/29 (a)		279	299,908

			24,535,834

Consumer Cyclical - Restaurants – 0.2%
1011778 BC ULC/New Red Finance, Inc. 4.375%, 1/15/28 (a)		520	523,930
Golden Nugget, Inc.
6.75%, 10/15/24(a)		857	886,663
8.75%, 10/01/25(a)		708	758,163
IRB Holding Corp. 6.75%, 2/15/26 (a)		453	474,270

			2,643,026

Consumer Cyclical - Retailers – 0.6%
JC Penney Corp., Inc.
6.375%, 10/15/36		126	41,597
7.40%, 4/01/37		486	171,559
L Brands, Inc. 7.60%, 7/15/37		1,000	864,740
Levi Strauss & Co. 5.00%, 5/01/25		1,150	1,186,799
Murphy Oil USA, Inc. 5.625%, 5/01/27		69	74,276
PetSmart, Inc. 7.125%, 3/15/23 (a)		1,455	1,426,544
Sonic Automotive, Inc. 6.125%, 3/15/27		817	850,687

		Principal Amount (000)	U.S. $ Value
Staples, Inc.
7.50%, 4/15/26(a)	U.S.$	842	$876,042
10.75%, 4/15/27(a)		822	836,891
TPro Acquisition Corp. 11.00%, 10/15/24 (a)		639	654,863
William Carter Co. (The) 5.625%, 3/15/27 (a)		410	439,993

			7,423,991

Consumer Non-Cyclical – 2.5%
Air Medical Group Holdings, Inc. 6.375%, 5/15/23 (a)		636	566,254
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 6.625%, 6/15/24		1,385	1,450,702
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 5.75%, 3/15/25		701	727,239
Bausch Health Americas, Inc. 8.50%, 1/31/27 (a)		767	874,571
Bausch Health Cos., Inc.
5.50%, 3/01/23-11/01/25(a)		421	424,403
6.125%, 4/15/25(a)		507	524,638
7.25%, 5/30/29(a)		254	289,975
9.00%, 12/15/25(a)		336	381,995
BCPE Cycle Merger Sub II, Inc. 10.625%, 7/15/27 (a)		698	715,450
Catalent Pharma Solutions, Inc.
4.75%, 12/15/24(a)	EUR	400	461,087
4.875%, 1/15/26(a)	U.S.$	416	430,537
CHS/Community Health Systems, Inc.
6.25%, 3/31/23		1,368	1,387,990
8.125%, 6/30/24(a)		635	520,179
DaVita, Inc. 5.00%, 5/01/25		1,034	1,063,356
Eagle Holding Co. II LLC
7.625% (7.625% Cash or 8.375% PIK), 5/15/22(a) (g)		179	181,674
7.75% (7.75% Cash or 8.50% PIK), 5/15/22(a) (g)		1,795	1,821,394
Envision Healthcare Corp. 8.75%, 10/15/26 (a)		2,302	1,439,393
Hadrian Merger Sub, Inc. 8.50%, 5/01/26 (a)		476	490,991
HCA, Inc. 5.875%, 2/15/26		110	125,287
Lamb Weston Holdings, Inc. 4.625%, 11/01/24 (a)		407	431,866
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.50%, 4/15/25(a)		125	44,121
5.625%, 10/15/23(a)		311	120,825
MEDNAX, Inc.

		Principal Amount (000)	U.S. $ Value
5.25%, 12/01/23(a)	U.S.$	221	$226,619
6.25%, 1/15/27(a)		345	353,737
MPH Acquisition Holdings LLC 7.125%, 6/01/24 (a)		1,118	1,086,602
Post Holdings, Inc.
5.00%, 8/15/26(a)		410	434,496
5.50%, 3/01/25(a)		610	639,828
5.625%, 1/15/28(a)		798	861,350
RegionalCare Hospital Partners Holdings, Inc. 8.25%, 5/01/23 (a)		49	52,020
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/01/26 (a)		2,775	3,140,702
Spectrum Brands, Inc.
4.00%, 10/01/26(a)	EUR	530	628,530
6.125%, 12/15/24	U.S.$	361	372,957
Sunshine Mid BV 6.50%, 5/15/26 (a) (i)	EUR	823	988,013
Synlab Unsecured Bondco PLC 8.25%, 7/01/23(a)		700	822,711
Tenet Healthcare Corp.
6.75%, 6/15/23(i)	U.S.$	1,903	2,092,392
7.00%, 8/01/25		119	125,712
8.125%, 4/01/22		682	753,981
Vizient, Inc. 6.25%, 5/15/27 (a)		222	238,706
West Street Merger Sub, Inc. 6.375%, 9/01/25 (a)		1,350	1,343,480

			28,635,763

Energy – 3.0%
Antero Resources Corp. 5.125%, 12/01/22		484	433,147
California Resources Corp. 8.00%, 12/15/22 (a)		238	106,402
Carrizo Oil & Gas, Inc.
6.25%, 4/15/23(i)		296	300,504
8.25%, 7/15/25		301	308,650
CHC Group LLC/CHC Finance Ltd. Series AI Zero Coupon, 10/01/20 (j) (k)		2,948	589,642
Cheniere Energy Partners LP
4.50%, 10/01/29(a)		603	619,426
5.25%, 10/01/25		730	759,990
Covey Park Energy LLC/Covey Park Finance Corp. 7.50%, 5/15/25 (a)		1,015	873,652
Denbury Resources, Inc.
7.75%, 2/15/24(a)		824	716,660
9.25%, 3/31/22(a)		604	567,760
Diamond Offshore Drilling, Inc. 7.875%, 8/15/25		2,725	2,367,973

		Principal Amount (000)	U.S. $ Value
EP Energy LLC/Everest Acquisition Finance, Inc.
7.75%, 9/01/22(d) (l)	U.S.$	1,552	$1,552
7.75%, 5/15/26(a) (d) (l)		631	450,881
8.00%, 2/15/25(a) (d) (l)		228	3,064
9.375%, 5/01/24(a) (d) (l)		887	20,684
Genesis Energy LP/Genesis Energy Finance Corp.
5.625%, 6/15/24		412	399,092
6.25%, 5/15/26		222	211,814
6.50%, 10/01/25		820	797,821
6.75%, 8/01/22		115	116,415
Global Partners LP/GLP Finance Corp. 7.00%, 8/01/27 (a)		485	516,246
Gulfport Energy Corp.
6.00%, 10/15/24		481	342,049
6.375%, 5/15/25-1/15/26		1,810	1,128,847
Hess Midstream Operations LP 5.625%, 2/15/26 (a)		1,587	1,658,159
HighPoint Operating Corp. 7.00%, 10/15/22		227	215,944
Hilcorp Energy I LP/Hilcorp Finance Co. 5.75%, 10/01/25 (a)		1,576	1,535,562
Indigo Natural Resources LLC 6.875%, 2/15/26 (a)		1,095	1,035,911
Ithaca Energy North Sea PLC 9.375%, 7/15/24 (a)		679	706,535
Nabors Industries, Inc. 5.50%, 1/15/23		1,170	1,128,175
NGL Energy Partners LP/NGL Energy Finance Corp. 7.50%, 11/01/23		1,455	1,462,068
Nine Energy Service, Inc. 8.75%, 11/01/23 (a)		525	427,865
Noble Holding International Ltd.
5.25%, 3/15/42		191	69,202
6.20%, 8/01/40		276	105,254
7.75%, 1/15/24		190	102,413
7.95%, 4/01/25		375	190,886
Parkland Fuel Corp. 6.00%, 4/01/26 (a)		1,147	1,213,017
PDC Energy, Inc.
5.75%, 5/15/26		633	630,228
6.125%, 9/15/24		1,185	1,209,822
QEP Resources, Inc. 5.25%, 5/01/23		818	813,336
Range Resources Corp.
4.875%, 5/15/25(i)		464	399,103
5.00%, 8/15/22-3/15/23		442	415,103
5.875%, 7/01/22		97	96,061
Rowan Cos., Inc. 5.85%, 1/15/44		536	262,621
SandRidge Energy, Inc.
7.50%, 2/15/23(b) (d) (e) (h)		865	0
8.125%, 10/15/22(b) (d) (e) (h)		2,076	0
SM Energy Co.

		Principal Amount (000)	U.S. $ Value
5.00%, 1/15/24	U.S.$	525	$503,199
5.625%, 6/01/25		546	517,810
SRC Energy, Inc. 6.25%, 12/01/25		421	424,049
Sunoco LP/Sunoco Finance Corp.
5.50%, 2/15/26		779	809,154
5.875%, 3/15/28		964	1,026,405
6.00%, 4/15/27		35	37,292
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.125%, 2/01/25		157	162,974
Transocean Phoenix 2 Ltd. 7.75%, 10/15/24 (a)		851	901,901
Transocean, Inc.
6.80%, 3/15/38		1,188	843,601
7.25%, 11/01/25(a)		359	353,256
7.50%, 1/15/26(a)		762	752,266
Valaris PLC 7.75%, 2/01/26		406	229,391
Vantage Drilling International
7.125%, 4/01/23(b) (d) (e) (h)		1,283	0
7.50%, 11/01/19(b) (c) (d) (e) (h)		2,176	0
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp. 8.75%, 4/15/23 (a)		2,755	1,349,950
Whiting Petroleum Corp.
5.75%, 3/15/21		75	71,071
6.25%, 4/01/23		483	406,537
6.625%, 1/15/26		477	324,142
WPX Energy, Inc. 8.25%, 8/01/23		107	123,161

			34,145,695

Other Industrial – 0.3%
American Builders & Contractors Supply Co., Inc. 4.00%, 1/15/28 (a)		903	916,561
H&E Equipment Services, Inc. 5.625%, 9/01/25		437	459,132
IAA, Inc. 5.50%, 6/15/27 (a)		315	336,713
KAR Auction Services, Inc. 5.125%, 6/01/25 (a)		483	502,415
Laureate Education, Inc. 8.25%, 5/01/25 (a)		839	904,513
Performance Food Group, Inc. 5.50%, 10/15/27 (a)		413	440,900

			3,560,234

Services – 1.2%
Aptim Corp. 7.75%, 6/15/25 (a) (i)		927	558,510
Aramark Services, Inc.
5.00%, 2/01/28(a)		654	688,871

		Principal Amount (000)	U.S. $ Value
5.125%, 1/15/24	U.S.$	242	$248,354
Carlson Travel, Inc. 6.75%, 12/15/23 (a)		782	800,291
Carriage Services, Inc. 6.625%, 6/01/26 (a)		698	743,161
eDreams ODIGEO SA 5.50%, 9/01/23 (a)	EUR	478	567,082
Gartner, Inc. 5.125%, 4/01/25 (a)	U.S.$	482	502,308
GW B-CR Security Corp. 9.50%, 11/01/27 (a)		1,084	1,157,171
Harsco Corp. 5.75%, 7/31/27 (a)		975	1,039,337
Korn Ferry 4.625%, 12/15/27 (a)		586	588,930
Monitronics International, Inc. Zero Coupon, 4/01/20 (b) (d) (e) (h)		958	0
Nielsen Finance LLC/Nielsen Finance Co. 5.00%, 4/15/22 (a)		549	551,886
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.25%, 4/15/24(a)		25	26,508
9.25%, 5/15/23(a)		855	896,097
Refinitiv US Holdings, Inc.
6.25%, 5/15/26(a)		273	298,186
8.25%, 11/15/26(a)		1,150	1,295,686
Ritchie Bros Auctioneers, Inc. 5.375%, 1/15/25 (a)		366	381,100
Sabre GLBL, Inc.
5.25%, 11/15/23(a)		300	308,208
5.375%, 4/15/23(a)		656	672,821
Team Health Holdings, Inc. 6.375%, 2/01/25 (a)		1,645	1,103,409
Verscend Escrow Corp. 9.75%, 8/15/26 (a)		1,775	1,945,660

			14,373,576

Technology – 1.1%
ADT Security Corp. (The) 4.125%, 6/15/23		83	85,755
APX Group, Inc. 7.875%, 12/01/22		1,211	1,222,773
Banff Merger Sub, Inc. 9.75%, 9/01/26 (a)		2,405	2,440,280
CommScope, Inc.
5.50%, 3/01/24(a)		570	595,012
6.00%, 3/01/26(a)		760	808,683
8.25%, 3/01/27(a)		952	1,002,023
Dell International LLC/EMC Corp. 7.125%, 6/15/24 (a)		187	197,616
Infor US, Inc. 6.50%, 5/15/22		1,222	1,242,498

		Principal Amount (000)	U.S. $ Value
IQVIA, Inc. 3.25%, 3/15/25 (a)	EUR	782	$894,878
NCR Corp.
5.75%, 9/01/27(a)	U.S.$	295	314,416
6.125%, 9/01/29(a)		227	246,468
Rackspace Hosting, Inc. 8.625%, 11/15/24 (a)		55	53,792
Solera LLC/Solera Finance, Inc. 10.50%, 3/01/24 (a)		1,941	2,062,395
Veritas US, Inc./Veritas Bermuda Ltd.
7.50%, 2/01/23(a)		964	961,688
10.50%, 2/01/24(a) (i)		662	614,869

			12,743,146

Transportation - Services – 0.6%
Algeco Global Finance PLC 8.00%, 2/15/23 (a)		1,821	1,774,355
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.75%, 7/15/27 (a)		270	282,152
Herc Holdings, Inc. 5.50%, 7/15/27 (a)		881	930,607
Hertz Corp. (The)
5.50%, 10/15/24(a)		845	868,372
6.00%, 1/15/28(a)		415	416,093
United Rentals North America, Inc.
5.50%, 5/15/27		418	448,414
6.50%, 12/15/26		25	27,512
XPO Logistics, Inc.
6.125%, 9/01/23(a)		498	514,568
6.75%, 8/15/24(a)		962	1,045,042

			6,307,115

			273,639,087

Financial Institutions – 6.2%
Banking – 3.1%
Alliance Data Systems Corp. 4.75%, 12/15/24 (a)		724	722,670
Allied Irish Banks PLC Series E 7.375%, 12/03/20 (a) (m)	EUR	871	1,038,731
Banco Bilbao Vizcaya Argentaria SA
5.875%, 5/24/22-9/24/23(a) (m)		1,800	2,187,258
Series 9
6.50%, 3/05/25(m)	U.S.$	1,200	1,272,498
Banco Santander SA
5.481%, 3/12/20(a) (m)	EUR	400	452,847
6.75%, 4/25/22(a) (m)		2,000	2,474,836
Bank of Ireland 7.375%, 6/18/20 (a) (m)		1,455	1,681,758
Barclays PLC

		Principal Amount (000)	U.S. $ Value
7.125%, 6/15/25(m)	GBP	404	$604,838
7.25%, 3/15/23(a) (m)		219	316,185
8.00%, 12/15/20(m)	EUR	343	410,232
8.00%, 6/15/24(m)	U.S.$	354	396,984
CaixaBank SA 6.75%, 6/13/24 (a) (m)	EUR	400	504,059
Citigroup, Inc.
5.95%, 1/30/23(m)	U.S.$	2,689	2,852,754
Series U
5.00%, 9/12/24(m)		105	109,828
Citizens Financial Group, Inc. Series B 6.00%, 7/06/23 (m)		970	1,026,257
Credit Suisse Group AG
6.25%, 12/18/24(a) (m)		1,404	1,529,323
6.375%, 8/21/26(a) (m)		1,290	1,392,054
7.50%, 7/17/23(a) (m)		1,820	1,994,652
Danske Bank A/S Series E 5.875%, 4/06/22 (a) (m)	EUR	1,096	1,316,734
Goldman Sachs Group, Inc. (The) Series P 5.00%, 11/10/22 (m)	U.S.$	1,599	1,614,755
Royal Bank of Scotland Group PLC
8.625%, 8/15/21(m)		3,518	3,803,837
Series U
4.265% (LIBOR 3 Month + 2.32%), 9/30/27(m) (n)		1,100	1,084,939
SNS Bank NV Series E 11.25%, 12/31/49 (b) (d) (e) (h)	EUR	620	0
Societe Generale SA 8.00%, 9/29/25(a) (m)	U.S.$	2,608	3,061,281
Standard Chartered PLC
7.50%, 4/02/22(a) (m)		1,269	1,366,008
7.75%, 4/02/23(a) (m)		440	486,329
UniCredit SpA 9.25%, 6/03/22 (a) (m)	EUR	1,554	2,022,649

			35,724,296

Brokerage – 0.2%
Lehman Brothers Holdings, Inc. 6.875%, 5/02/18 (c) (d) (h)	U.S.$	1,690	21,970
LPL Holdings, Inc. 5.75%, 9/15/25 (a)		1,542	1,615,586
NFP Corp. 8.00%, 7/15/25 (a)		1,008	1,008,174

			2,645,730

Finance – 0.9%
CNG Holdings, Inc. 12.50%, 6/15/24 (a)		861	770,433

		Principal Amount (000)	U.S. $ Value
Compass Group Diversified Holdings LLC 8.00%, 5/01/26 (a)	U.S.$	838	$908,455
Curo Group Holdings Corp. 8.25%, 9/01/25 (a)		2,426	2,135,071
Enova International, Inc. 8.50%, 9/01/24-9/15/25(a)		1,273	1,206,046
goeasy Ltd. 5.375%, 12/01/24 (a)		560	571,105
ILFC E-Capital Trust II 4.15% (H15T 30 Year + 1.80%), 12/21/65 (a) (n)		2,000	1,616,501
Jefferies Finance LLC/JFIN Co-Issuer Corp. 6.25%, 6/03/26 (a)		428	448,253
Lincoln Financing SARL 3.625%, 4/01/24 (a)	EUR	390	453,187
Navient Corp. 8.00%, 3/25/20	U.S.$	60	60,750
SLM Corp. 5.125%, 4/05/22		605	625,909
Springleaf Finance Corp. 6.875%, 3/15/25		735	836,614
TMX Finance LLC/TitleMax Finance Corp. 11.125%, 4/01/23 (a)		890	810,874

			10,443,198

Insurance – 0.8%
Acrisure LLC/Acrisure Finance, Inc.
7.00%, 11/15/25(a)		987	955,284
10.125%, 8/01/26(a)		1,086	1,166,585
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.75%, 10/15/27 (a)		887	951,505
ASR Nederland NV 4.625%, 10/19/27 (a) (m)	EUR	840	1,006,142
Genworth Holdings, Inc. 7.625%, 9/24/21	U.S.$	958	1,010,259
Polaris Intermediate Corp. 8.50% (8.50% Cash or 9.25% PIK), 12/01/22 (a) (g)		3,010	2,799,867
WellCare Health Plans, Inc. 5.375%, 8/15/26 (a)		595	634,913

			8,524,555

Other Finance – 0.7%
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.625%, 7/15/26(a)		312	335,180
9.75%, 7/15/27(a)		2,083	2,227,058
Intrum AB
2.75%, 7/15/22(a)	EUR	298	338,786
3.00%, 9/15/27(a)		360	397,195
3.125%, 7/15/24(a)		489	559,496

		Principal Amount (000)	U.S. $ Value
3.50%, 7/15/26(a)	EUR	260	$297,827
NVA Holdings, Inc. 6.875%, 4/01/26 (a)	U.S.$	1,013	1,095,306
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. 6.75%, 6/01/25 (a)		2,094	2,163,630

			7,414,478

REITS – 0.5%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 5.75%, 5/15/26 (a)		950	1,006,281
GEO Group, Inc. (The) 6.00%, 4/15/26		144	127,740
Iron Mountain, Inc.
4.875%, 9/15/27(a)		255	263,016
5.25%, 3/15/28(a)		1,576	1,644,516
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 5.75%, 2/01/27 (a)		991	1,107,451
Realogy Group LLC/Realogy Co-Issuer Corp. 9.375%, 4/01/27 (a)		1,794	1,871,210

			6,020,214

			70,772,471

Utility – 0.8%
Electric – 0.8%
Calpine Corp.
5.125%, 3/15/28(a)		2,633	2,684,807
5.50%, 2/01/24		1,279	1,296,247
NRG Energy, Inc.
6.625%, 1/15/27		25	27,192
7.25%, 5/15/26		1,754	1,916,251
Talen Energy Supply LLC
6.50%, 6/01/25		1,741	1,485,282
7.25%, 5/15/27(a)		339	356,906
10.50%, 1/15/26(a)		802	763,378
Texas Competitive/TCEH 11.50%, 10/01/20 (b) (d) (e) (h)		626	0
Vistra Operations Co. LLC 5.625%, 2/15/27 (a)		625	658,883

			9,188,946

Total Corporates - Non-Investment Grade (cost $353,091,839)			353,600,504

		Principal Amount (000)	U.S. $ Value
GOVERNMENTS - TREASURIES – 11.5%
Colombia – 0.6%
Colombian TES Series B 10.00%, 7/24/24	COP	18,165,600	$6,537,722

Indonesia – 2.9%
Indonesia Treasury Bond
Series FR56
8.375%, 9/15/26	IDR	25,513,000	1,971,865
Series FR70
8.375%, 3/15/24		15,308,000	1,179,871
Series FR77
8.125%, 5/15/24		290,356,000	22,316,575
Series FR78
8.25%, 5/15/29		100,018,000	7,831,411

			33,299,722

Mexico – 0.2%
Mexican Bonos Series M 20 7.50%, 6/03/27	MXN	46,433	2,545,192

Russia – 0.8%
Russian Federal Bond - OFZ
Series 6209
7.60%, 7/20/22	RUB	37,074	624,693
Series 6212
7.05%, 1/19/28		220,100	3,745,330
Series 6217
7.50%, 8/18/21		274,943	4,557,632

			8,927,655

United States – 7.0%
U.S. Treasury Bonds
2.75%, 11/15/42(o)	U.S.$	2,200	2,352,625
4.50%, 2/15/36		2,400	3,186,375
5.00%, 5/15/37(o)		1,900	2,692,656
5.25%, 2/15/29(p)		5,350	6,843,820
6.125%, 11/15/27(q)		1,000	1,313,750
6.25%, 5/15/30		5,800	8,159,875
8.125%, 5/15/21		5,250	5,711,836
U.S. Treasury Notes
1.625%, 8/15/29		4,745	4,626,375
2.25%, 2/15/27(p) (q) (r)		26,373	27,114,741
2.875%, 8/15/28		17,670	19,055,991

			81,058,044

Total Governments - Treasuries (cost $124,696,627)			132,368,335

EMERGING MARKETS - SOVEREIGNS – 9.4%
Angola – 0.4%
Angolan Government International Bond
8.00%, 11/26/29(a)		835	889,275
8.25%, 5/09/28(a)		400	431,250

		Principal Amount (000)	U.S. $ Value
9.50%, 11/12/25(a)	U.S.$	2,756	$3,220,214

			4,540,739

Argentina – 1.1%
Argentine Republic Government International Bond
5.625%, 1/26/22		482	250,489
5.875%, 1/11/28		1,165	547,186
6.625%, 7/06/28		443	209,318
6.875%, 1/26/27-1/11/48		17,959	8,798,034
7.50%, 4/22/26		4,510	2,335,334
7.82%, 12/31/33	EUR	1,236	798,343
Series NY
3.75%, 12/31/38	U.S.$	796	389,925

			13,328,629

Bahrain – 0.3%
Bahrain Government International Bond
5.625%, 9/30/31(a)		1,193	1,276,510
6.75%, 9/20/29(a)		528	613,800
7.00%, 10/12/28(a)		1,253	1,479,323

			3,369,633

Brazil – 0.3%
Brazilian Government International Bond 4.625%, 1/13/28		3,530	3,799,163

Cameroon – 0.1%
Republic of Cameroon International Bond 9.50%, 11/19/25 (a)		1,222	1,369,404

Costa Rica – 0.3%
Costa Rica Government International Bond 6.125%, 2/19/31 (a)		3,310	3,515,841

Dominican Republic – 0.9%
Dominican Republic International Bond
5.95%, 1/25/27(a)		1,553	1,717,521
7.45%, 4/30/44(a)		1,283	1,548,420
8.625%, 4/20/27(a)		5,719	6,946,798

			10,212,739

Ecuador – 0.3%
Ecuador Government International Bond
7.95%, 6/20/24(a)		667	631,983
10.50%, 3/24/20(a)		200	202,980
10.75%, 3/28/22(a)		2,808	2,858,895

			3,693,858

Egypt – 0.6%
Egypt Government International Bond
6.125%, 1/31/22(a)		3,559	3,696,912

		Principal Amount (000)	U.S. $ Value
6.20%, 3/01/24(a)	U.S.$	2,743	$2,955,582

			6,652,494

El Salvador – 0.1%
El Salvador Government International Bond
5.875%, 1/30/25(a)		300	315,750
7.125%, 1/20/50(a)		273	290,489
7.625%, 9/21/34(a)		762	842,962
7.75%, 1/24/23(a)		339	371,947

			1,821,148

Gabon – 0.3%
Gabon Government International Bond
6.375%, 12/12/24(a)		2,052	2,145,414
6.95%, 6/16/25(a)		1,050	1,105,125

			3,250,539

Ghana – 0.1%
Ghana Government International Bond 10.75%, 10/14/30 (a)		780	998,400

Honduras – 0.3%
Honduras Government International Bond
6.25%, 1/19/27(a)		1,748	1,907,505
7.50%, 3/15/24(a)		730	812,809
8.75%, 12/16/20(a)		320	337,300

			3,057,614

Iraq – 0.1%
Iraq International Bond
5.80%, 1/15/28(a)		264	259,050
6.752%, 3/09/23(a)		402	411,799

			670,849

Ivory Coast – 0.5%
Ivory Coast Government International Bond
5.125%, 6/15/25(a)	EUR	168	207,349
5.875%, 10/17/31(a)		1,880	2,187,876
6.375%, 3/03/28(a)	U.S.$	2,678	2,831,985
6.625%, 3/22/48(a)	EUR	331	373,603

			5,600,813

Jamaica – 0.1%
Jamaica Government International Bond 7.625%, 7/09/25	U.S.$	506	600,559

Jordan – 0.1%
Jordan Government International Bond 5.75%, 1/31/27 (a)		634	668,672

		Principal Amount (000)	U.S. $ Value
Kenya – 0.5%
Kenya Government International Bond
6.875%, 6/24/24(a)	U.S.$	3,550	$3,835,110
7.00%, 5/22/27(a)		837	887,220
7.25%, 2/28/28(a)		649	701,731

			5,424,061

Lebanon – 0.1%
Lebanon Government International Bond
6.65%, 4/22/24(a)		427	191,483
6.85%, 3/23/27(a)		454	201,746
Series G
6.60%, 11/27/26(a)		1,654	737,064

			1,130,293

Mongolia – 0.2%
Mongolia Government International Bond
5.125%, 12/05/22(a)		2,426	2,481,343
10.875%, 4/06/21(a)		200	218,063

			2,699,406

Nigeria – 0.5%
Nigeria Government International Bond
6.375%, 7/12/23(a)		740	789,195
6.50%, 11/28/27(a)		388	396,366
6.75%, 1/28/21(a)		288	298,890
7.625%, 11/21/25(a)		3,385	3,737,840
7.875%, 2/16/32(a)		489	506,879

			5,729,170

Oman – 0.4%
Oman Government International Bond
4.125%, 1/17/23(a)		4,265	4,374,290
4.75%, 6/15/26(a)		550	558,422
6.00%, 8/01/29(a)		210	219,319

			5,152,031

Pakistan – 0.0%
Pakistan Government International Bond 6.875%, 12/05/27 (a)		215	223,452

Senegal – 0.2%
Senegal Government International Bond
6.25%, 5/23/33(a)		593	623,762
6.75%, 3/13/48(a)		1,928	1,943,062
8.75%, 5/13/21(a)		310	336,544

			2,903,368

Sri Lanka – 0.4%
Sri Lanka Government International Bond
6.125%, 6/03/25(a)		350	339,055
6.20%, 5/11/27(a)		685	639,835

		Principal Amount (000)	U.S. $ Value
6.85%, 3/14/24(a)	U.S.$	2,085	$2,114,128
7.85%, 3/14/29(a)		1,518	1,536,850

			4,629,868

Turkey – 0.4%
Turkey Government International Bond
3.25%, 3/23/23		3,202	3,077,923
4.875%, 10/09/26-4/16/43		824	707,341
7.375%, 2/05/25		1,107	1,209,743

			4,995,007

Ukraine – 0.6%
Ukraine Government International Bond 7.75%, 9/01/21-9/01/24(a)		6,169	6,649,751

Venezuela – 0.1%
Venezuela Government International Bond
9.25%, 9/15/27(d) (h) (l)		7,978	917,470
9.25%, 5/07/28(d) (f) (l)		300	34,500

			951,970

Zambia – 0.1%
Zambia Government International Bond 8.50%, 4/14/24 (a)		1,475	1,015,445

Total Emerging Markets - Sovereigns (cost $110,358,206)			108,654,916

CORPORATES - INVESTMENT GRADE – 9.3%
Financial Institutions – 5.5%
Banking – 3.0%
ABN AMRO Bank NV Series E 6.25%, 4/27/22 (a)		292	315,172
Ally Financial, Inc. 8.00%, 11/01/31		1,456	2,012,189
Bank of America Corp.
Series DD
6.30%, 3/10/26(m)		3,043	3,527,659
Series Z
6.50%, 10/23/24(m)		57	64,702
Barclays Bank PLC 6.86%, 6/15/32 (a) (m)		166	201,214
BNP Paribas SA
6.75%, 3/14/22(a) (m)		418	445,871
7.625%, 3/30/21(a) (m)		93	98,252
BPCE SA 5.70%, 10/22/23 (a)		208	230,320
Credit Agricole SA 8.125%, 12/23/25(a) (m)		1,909	2,299,901
DNB Bank ASA 6.50%, 3/26/22 (a) (m)		1,555	1,648,210

		Principal Amount (000)	U.S. $ Value
HSBC Holdings PLC Series E 4.75%, 7/04/29 (a) (m)	EUR	3,200	$4,043,590
ING Groep NV
6.50%, 4/16/25(m)	U.S.$	520	559,709
6.875%, 4/16/22(a) (m)		250	267,251
Intesa Sanpaolo SpA
2.75%, 3/20/20(a)	EUR	482	544,157
5.017%, 6/26/24(a)	U.S.$	331	346,648
5.71%, 1/15/26(a)		1,232	1,334,989
JPMorgan Chase & Co.
Series FF
5.00%, 8/01/24(m)		1,621	1,694,777
Series V
5.229% (LIBOR 3 Month + 3.32%), 4/01/20(m) (n)		210	211,751
Lloyds Banking Group PLC
6.413%, 10/01/35(a) (m)		235	273,313
6.657%, 5/21/37(a) (m)		98	116,930
7.625%, 6/27/23(a) (m)	GBP	1,760	2,614,931
Nationwide Building Society 4.302%, 3/08/29 (a)	U.S.$	1,500	1,639,181
Nordea Bank Abp 6.625%, 3/26/26 (a) (m)		3,065	3,396,159
Regions Bank/Birmingham AL 6.45%, 6/26/37		1,500	1,963,131
Santander Holdings USA, Inc. 4.40%, 7/13/27		1,090	1,178,339
Swedbank AB Series NC5 5.625%, 9/17/24 (a) (m)		1,000	1,030,381
UBS Group AG 7.00%, 1/31/24-2/19/25(a) (m)		2,692	3,066,289

			35,125,016

Insurance – 1.9%
Aegon NV 5.50%, 4/11/48		757	818,720
Allstate Corp. (The) 6.50%, 5/15/57		1,657	2,058,296
American International Group, Inc. 6.82%, 11/15/37		1,425	1,881,142
Aon Corp. 8.205%, 1/01/27		690	882,688
Assicurazioni Generali SpA Series E 5.50%, 10/27/47 (a)	EUR	1,500	2,069,326
Caisse Nationale de Reassurance Mutuelle Agricole Groupama 6.00%, 1/23/27		1,400	2,000,048
Centene Corp.
4.25%, 12/15/27(a)	U.S.$	430	442,823
4.625%, 12/15/29(a)		491	517,066

		Principal Amount (000)	U.S. $ Value
Liberty Mutual Group, Inc. 7.80%, 3/15/37 (a)	U.S.$	2,559	$3,378,975
MetLife, Inc. 10.75%, 8/01/39		2,350	3,854,019
Prudential Financial, Inc.
5.20%, 3/15/44		340	362,266
5.625%, 6/15/43		1,082	1,166,249
SCOR SE 3.00%, 6/08/46 (a)	EUR	200	253,576
Transatlantic Holdings, Inc. 8.00%, 11/30/39	U.S.$	1,261	1,877,002

			21,562,196

REITS – 0.6%
GLP Capital LP/GLP Financing II, Inc.
3.35%, 9/01/24		206	210,642
4.00%, 1/15/30		180	184,347
5.25%, 6/01/25		130	142,842
5.375%, 4/15/26		733	811,235
5.75%, 6/01/28		67	76,110
MPT Operating Partnership LP/MPT Finance Corp.
4.625%, 8/01/29		342	352,813
5.00%, 10/15/27		344	365,573
5.25%, 8/01/26		137	144,714
5.50%, 5/01/24		264	271,144
Sabra Health Care LP/Sabra Capital Corp. 4.80%, 6/01/24		710	755,211
Senior Housing Properties Trust 6.75%, 12/15/21		1,350	1,431,687
Service Properties Trust
4.35%, 10/01/24		1,040	1,070,704
4.75%, 10/01/26		520	536,145
Spirit Realty LP 4.45%, 9/15/26		193	207,575

			6,560,742

			63,247,954

Industrial – 3.7%
Basic – 0.6%
Anglo American Capital PLC
3.625%, 9/11/24(a)		200	207,713
4.75%, 4/10/27(a)		637	698,591
ArcelorMittal SA
6.75%, 3/01/41		362	435,262
7.00%, 10/15/39		624	762,037
Braskem Netherlands Finance BV 4.50%, 1/31/30 (a)		1,037	1,030,648
Fresnillo PLC 5.50%, 11/13/23 (a)		306	332,201
Georgia-Pacific LLC 8.875%, 5/15/31		1	1,559
Glencore Finance Canada Ltd. 6.00%, 11/15/41 (a)		272	303,069

		Principal Amount (000)	U.S. $ Value
Glencore Funding LLC 4.625%, 4/29/24 (a)	U.S.$	341	$364,207
Minsur SA 6.25%, 2/07/24 (a)		891	979,736
WestRock MWV LLC 7.95%, 2/15/31		1,000	1,378,671

			6,493,694

Capital Goods – 0.2%
Arconic, Inc. 5.90%, 2/01/27		119	135,685
General Electric Co. Series D 5.00%, 1/21/21 (m)		1,681	1,647,121
Textron Financial Corp. 3.645% (LIBOR 3 Month + 1.74%), 2/15/42 (a) (n)		575	453,049

			2,235,855

Communications - Media – 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.908%, 7/23/25		1,195	1,317,109

Communications - Telecommunications – 0.4%
Qwest Corp. 6.875%, 9/15/33		1,360	1,366,615
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
4.738%, 3/20/25(a)		1,340	1,421,041
5.152%, 3/20/28(a)		1,340	1,458,749

			4,246,405

Consumer Cyclical - Automotive – 0.2%
General Motors Co.
5.20%, 4/01/45		337	340,759
6.25%, 10/02/43		116	129,532
6.75%, 4/01/46		456	535,743
ZF North America Capital, Inc. 4.75%, 4/29/25 (a)		1,065	1,123,055

			2,129,089

Consumer Cyclical - Entertainment – 0.1%
Silversea Cruise Finance Ltd. 7.25%, 2/01/25 (a)		1,409	1,490,228

Consumer Cyclical - Other – 0.6%
James Hardie International Finance DAC
4.75%, 1/15/25(a)		285	295,738
5.00%, 1/15/28(a)		273	286,567
Lennar Corp.
4.75%, 11/29/27		25	26,962
6.625%, 5/01/20		1,332	1,351,915

		Principal Amount (000)	U.S. $ Value
MDC Holdings, Inc. 6.00%, 1/15/43	U.S.$	2,105	$2,193,827
Owens Corning 7.00%, 12/01/36		777	966,093
Standard Industries, Inc./NJ
4.75%, 1/15/28(a)		76	77,939
6.00%, 10/15/25(a)		934	981,867
Toll Brothers Finance Corp. 4.875%, 3/15/27		1,124	1,218,978

			7,399,886

Consumer Non-Cyclical – 0.3%
CVS Health Corp. 4.78%, 3/25/38		2,140	2,434,838
HCA, Inc.
4.50%, 2/15/27		65	70,224
5.00%, 3/15/24		330	360,895
5.25%, 6/15/26		165	184,984

			3,050,941

Energy – 0.5%
AI Candelaria Spain SLU 7.50%, 12/15/28 (a)		1,166	1,307,377
Cenovus Energy, Inc. 6.75%, 11/15/39		67	85,280
Cheniere Corpus Christi Holdings LLC 7.00%, 6/30/24		683	788,656
Energy Transfer Operating LP 7.50%, 10/15/20		251	261,044
Energy Transfer Partners LP/Regency Energy Finance Corp. 4.50%, 11/01/23		546	577,259
Kinder Morgan, Inc./DE
Series G
7.75%, 1/15/32		328	449,629
7.80%, 8/01/31		1,066	1,460,903
Southern Star Central Corp. 5.125%, 7/15/22 (a)		796	803,842

			5,733,990

Other Industrial – 0.1%
Alfa SAB de CV 5.25%, 3/25/24 (a)		1,580	1,705,906

Services – 0.1%
Verisk Analytics, Inc. 5.50%, 6/15/45		636	789,561

Technology – 0.5%
Dell International LLC/EMC Corp.
6.02%, 6/15/26(a)		1,318	1,521,690
8.35%, 7/15/46(a)		524	717,282
Nokia Oyj 6.625%, 5/15/39		527	610,455
Seagate HDD Cayman
4.75%, 1/01/25		953	1,015,570

		Principal Amount (000)	U.S. $ Value
4.875%, 6/01/27	U.S.$	1,082	$1,148,495
Western Digital Corp. 4.75%, 2/15/26		1,023	1,067,269

			6,080,761

			42,673,425

Utility – 0.1%
Electric – 0.1%
AES Corp./VA 4.875%, 5/15/23		840	852,994

Total Corporates - Investment Grade (cost $93,307,718)			106,774,373

COLLATERALIZED MORTGAGE OBLIGATIONS – 9.0%
Risk Share Floating Rate – 7.1%
Bellemeade Re Ltd.
Series 2018-2A, Class M1B
3.142% (LIBOR 1 Month + 1.35%), 8/25/28(a) (n)		1,968	1,971,137
Series 2018-3A, Class M2
4.542% (LIBOR 1 Month + 2.75%), 10/25/28(a) (n)		915	925,275
Series 2019-3A, Class M1C
3.742% (LIBOR 1 Month + 1.95%), 7/25/29(a) (n)		1,555	1,559,496
Connecticut Avenue Securities Trust Series 2018-R07, Class 1B1 6.142% (LIBOR 1 Month + 4.35%), 4/25/31 (a) (n)		441	474,740
Eagle Re Ltd. Series 2018-1, Class M2 4.792% (LIBOR 1 Month + 3.00%), 11/25/28 (a) (n)		264	267,647
Federal Home Loan Mortgage Corp. Series 2019-DNA3, Class M2 3.842% (LIBOR 1 Month + 2.05%), 7/25/49 (a) (n)		170	171,159
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN2, Class M2
6.042% (LIBOR 1 Month + 4.25%), 11/25/23(n)		1,514	1,632,222
Series 2014-DN1, Class M3
6.292% (LIBOR 1 Month + 4.50%), 2/25/24(n)		1,939	2,123,569
Series 2014-HQ1, Class M3
5.892% (LIBOR 1 Month + 4.10%), 8/25/24(n)		1,327	1,405,244
Series 2014-HQ2, Class M3
5.542% (LIBOR 1 Month + 3.75%), 9/25/24(n)		3,710	4,006,930
Series 2014-HQ3, Class M3
6.542% (LIBOR 1 Month + 4.75%), 10/25/24(n)		3,152	3,337,053

		Principal Amount (000)	U.S. $ Value
Series 2015-DN1, Class B
13.292% (LIBOR 1 Month + 11.50%), 1/25/25(n)	U.S.$	2,183	$2,957,008
Series 2015-DN1, Class M3
5.942% (LIBOR 1 Month + 4.15%), 1/25/25(n)		935	975,535
Series 2015-DNA1, Class B
10.992% (LIBOR 1 Month + 9.20%), 10/25/27(n)		595	771,356
Series 2015-DNA2, Class B
9.342% (LIBOR 1 Month + 7.55%), 12/25/27(n)		1,455	1,745,124
Series 2015-DNA3, Class B
11.142% (LIBOR 1 Month + 9.35%), 4/25/28(n)		1,022	1,318,663
Series 2015-HQ1, Class B
12.542% (LIBOR 1 Month + 10.75%), 3/25/25(n)		3,845	5,031,507
Series 2015-HQ1, Class M3
5.592% (LIBOR 1 Month + 3.80%), 3/25/25(n)		358	367,019
Series 2015-HQA1, Class B
10.592% (LIBOR 1 Month + 8.80%), 3/25/28(n)		1,006	1,235,549
Series 2016-DNA2, Class B
12.292% (LIBOR 1 Month + 10.50%), 10/25/28(n)		857	1,176,916
Series 2016-DNA3, Class B
13.042% (LIBOR 1 Month + 11.25%), 12/25/28(n)		2,766	3,849,230
Series 2016-DNA3, Class M3
6.792% (LIBOR 1 Month + 5.00%), 12/25/28(n)		1,113	1,213,014
Series 2016-DNA4, Class B
10.392% (LIBOR 1 Month + 8.60%), 3/25/29(n)		395	492,215
Series 2016-HQA2, Class B
13.292% (LIBOR 1 Month + 11.50%), 11/25/28(n)		422	578,670
Series 2017-DNA2, Class B1
6.942% (LIBOR 1 Month + 5.15%), 10/25/29(n)		415	478,997
Series 2017-DNA2, Class M2
5.242% (LIBOR 1 Month + 3.45%), 10/25/29(n)		599	638,055
Series 2017-DNA3, Class B1
6.242% (LIBOR 1 Month + 4.45%), 3/25/30(n)		615	680,145
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C01, Class M2
6.192% (LIBOR 1 Month + 4.40%), 1/25/24(n)		3,793	4,122,564
Series 2014-C03, Class 1M2

		Principal Amount (000)	U.S. $ Value
4.792% (LIBOR 1 Month + 3.00%), 7/25/24(n)	U.S.$	869	$913,678
Series 2014-C04, Class 1M2
6.692% (LIBOR 1 Month + 4.90%), 11/25/24(n)		2,192	2,407,911
Series 2015-C01, Class 1M2
6.092% (LIBOR 1 Month + 4.30%), 2/25/25(n)		2,005	2,134,374
Series 2015-C01, Class 2M2
6.342% (LIBOR 1 Month + 4.55%), 2/25/25(n)		778	808,153
Series 2015-C02, Class 1M2
5.792% (LIBOR 1 Month + 4.00%), 5/25/25(n)		607	643,926
Series 2015-C03, Class 1M2
6.792% (LIBOR 1 Month + 5.00%), 7/25/25(n)		1,860	2,024,614
Series 2015-C04, Class 1M2
7.492% (LIBOR 1 Month + 5.70%), 4/25/28(n)		2,172	2,411,295
Series 2015-C04, Class 2M2
7.342% (LIBOR 1 Month + 5.55%), 4/25/28(n)		724	772,155
Series 2016-C01, Class 1B
13.542% (LIBOR 1 Month + 11.75%), 8/25/28(n)		679	959,056
Series 2016-C01, Class 1M2
8.542% (LIBOR 1 Month + 6.75%), 8/25/28(n)		1,674	1,862,498
Series 2016-C01, Class 2M2
8.742% (LIBOR 1 Month + 6.95%), 8/25/28(n)		529	578,261
Series 2016-C02, Class 1B
14.042% (LIBOR 1 Month + 12.25%), 9/25/28(n)		448	646,820
Series 2016-C02, Class 1M2
7.792% (LIBOR 1 Month + 6.00%), 9/25/28(n)		1,941	2,136,285
Series 2016-C03, Class 1B
13.542% (LIBOR 1 Month + 11.75%), 10/25/28(n)		373	528,020
Series 2016-C03, Class 2B
14.542% (LIBOR 1 Month + 12.75%), 10/25/28(n)		631	909,939
Series 2016-C03, Class 2M2
7.692% (LIBOR 1 Month + 5.90%), 10/25/28(n)		2,811	3,035,808
Series 2016-C04, Class 1B
12.042% (LIBOR 1 Month + 10.25%), 1/25/29(n)		1,488	1,987,267
Series 2016-C05, Class 2B
12.542% (LIBOR 1 Month + 10.75%), 1/25/29(n)		1,820	2,428,796
Series 2016-C06, Class 1B

		Principal Amount (000)	U.S. $ Value
11.042% (LIBOR 1 Month + 9.25%), 4/25/29(n)	U.S.$	1,285	$1,647,952
Series 2016-C07, Class 2B
11.292% (LIBOR 1 Month + 9.50%), 5/25/29(n)		1,558	1,976,013
Series 2017-C01, Class 1B1
7.542% (LIBOR 1 Month + 5.75%), 7/25/29(n)		148	174,915
Series 2017-C02, Class 2M2
5.442% (LIBOR 1 Month + 3.65%), 9/25/29(n)		1,152	1,210,262
Series 2018-C01, Class 1B1
5.342% (LIBOR 1 Month + 3.55%), 7/25/30(n)		909	958,563
Home Re Ltd. Series 2018-1, Class M2 4.792% (LIBOR 1 Month + 3.00%), 10/25/28 (a) (n)		988	1,003,256
JP Morgan Madison Avenue Securities Trust Series 2015-CH1, Class M2 7.292% (LIBOR 1 Month + 5.50%), 10/25/25 (f) (n)		1,351	1,477,852
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2 7.292% (LIBOR 1 Month + 5.50%), 11/25/25 (f) (n)		526	594,060

			81,737,768

Non-Agency Fixed Rate – 0.7%
Alternative Loan Trust
Series 2006-24CB, Class A15
5.75%, 8/25/36		731	592,082
Series 2006-42, Class 1A6
6.00%, 1/25/47		639	561,254
Series 2006-HY12, Class A5
3.955%, 8/25/36		1,124	1,171,426
Series 2006-J1, Class 1A10
5.50%, 2/25/36		977	875,737
Series 2006-J5, Class 1A1
6.50%, 9/25/36		817	680,776
Bear Stearns ARM Trust
Series 2007-3, Class 1A1
4.333%, 5/25/47		162	157,406
Series 2007-4, Class 22A1
4.028%, 6/25/47		676	647,609
ChaseFlex Trust Series 2007-1, Class 1A3 6.50%, 2/25/37		495	277,833
CHL Mortgage Pass-Through Trust Series 2007-HY4, Class 1A1 3.794%, 9/25/47		179	170,316
Citigroup Mortgage Loan Trust Series 2007-AR4, Class 1A1A 4.54%, 3/25/37		116	114,675

		Principal Amount (000)	U.S. $ Value
CitiMortgage Alternative Loan Trust Series 2007-A3, Class 1A4 5.75%, 3/25/37	U.S.$	813	$808,940
CSMC Mortgage-Backed Trust Series 2006-7, Class 3A12 6.25%, 8/25/36		310	235,837
Residential Accredit Loans, Inc. Trust Series 2005-QS14, Class 3A1 6.00%, 9/25/35		409	393,078
Residential Asset Securitization Trust Series 2006-A8, Class 3A4 6.00%, 8/25/36		176	138,854
Washington Mutual Mortgage Pass-Through Certificates Trust Series 2006-9, Class A4 4.581%, 10/25/36		1,446	648,744
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR7, Class A1 4.354%, 12/28/37		737	708,051

			8,182,618

Non-Agency Floating Rate – 0.6%
Alternative Loan Trust Series 2007-7T2, Class A3 2.392% (LIBOR 1 Month + 0.60%), 4/25/37 (n)		2,413	979,892
Citigroup Mortgage Loan Trust Series 2005-8, Class 2A2 3.008% (4.80% – LIBOR 1 Month), 9/25/35 (n) (s)		252	8,990
Countrywide Home Loan Mortgage Pass-Through Trust Series 2007-13, Class A7 2.392% (LIBOR 1 Month + 0.60%), 8/25/37 (n)		444	271,291
First Horizon Alternative Mortgage Securities Trust
Series 2007-FA2, Class 1A10
2.042% (LIBOR 1 Month + 0.25%), 4/25/37(n)		288	118,971
Series 2007-FA2, Class 1A6
3.758% (5.55% – LIBOR 1 Month), 4/25/37(n) (s)		97	21,361
Lehman XS Trust Series 2007-10H, Class 2AIO 5.309% (7.00% – LIBOR 1 Month), 7/25/37 (n) (s)		244	40,614
Residential Accredit Loans, Inc. Trust Series 2006-QS18, Class 2A2 4.758% (6.55% – LIBOR 1 Month), 12/25/36 (n) (s)		3,513	545,499

		Principal Amount (000)	U.S. $ Value
Wachovia Mortgage Loan Trust Series 2006-ALT1, Class A2 1.972% (LIBOR 1 Month + 0.18%), 1/25/37 (n)	U.S.$	8,354	$5,152,225

			7,138,843

Agency Fixed Rate – 0.6%
Federal Home Loan Mortgage Corp. REMICs Series 4767 6.00%, 3/15/48 (t)		20,309	4,861,357
Freddie Mac Strips Series 247 5.50%, 4/15/36 (t)		9,653	2,059,898

			6,921,255

Total Collateralized Mortgage Obligations (cost $94,718,606)			103,980,484

BANK LOANS – 5.3%
Industrial – 4.9%
Capital Goods – 0.6%
Apex Tool Group, LLC 7.299% (LIBOR 1 Month + 5.50%), 8/01/24(u)		2,275	2,239,066
Brookfield WEC Holdings Inc. (fka Westinghouse Electric Company LLC) 5.299% (LIBOR 1 Month + 3.50%), 8/01/25(u)		874	879,058
BWay Holding Company 5.234%, 4/03/24(u)		1,002	997,760
Gardner Denver, Inc. 4.549% (LIBOR 1 Month + 2.75%), 7/30/24(u)		709	713,572
Granite US Holdings Corporation 7.211% (LIBOR 3 Month + 5.25%), 9/30/26(b) (u)		1,554	1,557,990
Panther BF Aggregator 2 L P 5.305% (LIBOR 1 Month + 3.50%), 4/30/26(u)		509	509,681
Transdigm Inc. 4.299% (LIBOR 1 Month + 2.50%), 6/09/23(u)		353	353,734
Welbilt, Inc. (fka Manitowoc Foodservice, Inc.) 4.299% (LIBOR 1 Month + 2.50%), 10/23/25(b) (u)		110	109,805

			7,360,666
Communications - Media – 0.1%
Clear Channel Outdoor Holdings, Inc. 5.299% (LIBOR 1 Month + 3.50%), 8/21/26(u)		324	325,441

		Principal Amount (000)	U.S. $ Value
Diamond Sports Group, LLC 5.03% (LIBOR 1 Month + 3.25%), 8/24/26(u)	U.S.$	299	$298,628
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.) 5.691% (LIBOR 1 Month + 4.00%), 5/01/26(u)		376	378,280
LCPR Loan Financing LLC 6.74% (LIBOR 1 Month + 5.00%), 10/15/26(u)		578	584,907

			1,587,256

Communications - Telecommunications – 0.1%
Intelsat Jackson Holdings S.A.
6.432% (LIBOR 6 Month + 4.50%), 1/02/24(u)		69	69,229
6.625%, 1/02/24		115	116,519
West Corporation 5.927% (LIBOR 3 Month + 4.00%), 10/10/24(u)		1,110	938,185

			1,123,933

Consumer Cyclical - Automotive – 0.0%
Navistar, Inc. 5.24% (LIBOR 1 Month + 3.50%), 11/06/24(u)		349	347,120

Consumer Cyclical - Entertainment – 0.2%
Motion Acquisition Limited
5.151% (LIBOR 3 Month + 3.25%), 11/12/26(u)		637	643,755
Seaworld Parks & Entertainment, Inc. (fka SW Acquisitions Co., Inc.) 4.799%, 4/01/24(u)		962	965,525

			1,609,280

Consumer Cyclical - Other – 0.5%
Caesars Resort Collection, LLC (fka Caesars Growth Properties Holdings, LLC) 4.549% (LIBOR 1 Month + 2.75%), 12/23/24(u)		1,401	1,402,946
Playtika Holding Corp. 7.736% (LIBOR 3 Month + 6.00%), 12/10/24(u)		3,096	3,125,412
Scientific Games International, Inc.
4.452% (LIBOR 1 Month + 2.75%), 8/14/24(u)		699	700,607
4.549% (LIBOR 1 Month + 2.75%), 8/14/24(u)		169	169,766

		Principal Amount (000)	U.S. $ Value
Stars Group Holdings B.V. 5.445% (LIBOR 3 Month + 3.50%), 7/10/25(u)	U.S.$	268	$269,640

			5,668,371

Consumer Cyclical - Restaurants – 0.1%
IRB Holding Corp. (fka Arby’s/Buffalo Wild Wings) 5.216% (LIBOR 3 Month + 3.25%), 2/05/25(u)		853	857,181
Whatabrands LLC 4.944% (LIBOR 1 Month + 3.25%), 8/02/26(u)		399	400,923

			1,258,104

Consumer Cyclical - Retailers – 0.3%
Bass Pro Group, LLC 6.799% (LIBOR 1 Month + 5.00%), 9/25/24(u)		492	489,700
PetSmart, Inc. 5.74% (LIBOR 1 Month + 4.00%), 3/11/22(u)		1,051	1,038,750
Serta Simmons Bedding, LLC 9.785% (LIBOR 1 Month + 8.00%), 11/08/24(u)		1,270	373,613
Specialty Building Products Holdings, LLC 7.549% (LIBOR 1 Month + 5.75%), 10/01/25(u)		1,180	1,172,641

			3,074,704
Consumer Non-Cyclical – 1.3%
Acadia Healthcare Company, Inc. 4.299% (LIBOR 1 Month + 2.50%), 2/16/23(u)		448	448,253
Air Medical Group Holdings, Inc.
5.035% (LIBOR 1 Month + 3.25%), 4/28/22(u)		1,201	1,173,529
5.952% (LIBOR 1 Month + 4.25%), 3/14/25(u)		919	889,240
Aldevron, L.L.C. 6.195% (LIBOR 3 Month + 4.25%), 10/12/26(b) (u)		818	826,036
Alphabet Holding Company, Inc. (fka Nature’s Bounty) 9.549% (LIBOR 1 Month + 7.75%), 9/26/25(u)		1,866	1,634,688
Arbor Pharmaceuticals, LLC 6.945% (LIBOR 3 Month + 5.00%), 7/05/23(u)		1,118	977,351
athenahealth, Inc. 6.401% (LIBOR 3 Month + 4.50%), 2/11/26(u)		2,036	2,043,948

		Principal Amount (000)	U.S. $ Value
BI-LO, LLC
9.850% (LIBOR 3 Month + 8.00%), 5/31/24(u)	U.S.$	1,209	$1,112,268
9.892% (LIBOR 3 Month + 8.00%), 5/31/24(u)		1,189	1,093,462
9.894% (LIBOR 3 Month + 8.00%), 5/31/24(u)		1,246	1,146,299
Mallinckrodt International Finance S.A. 4.695% (LIBOR 3 Month + 2.75%), 9/24/24(u)		941	766,241
Regionalcare Hospital Partners Holdings, Inc. 6.202% (LIBOR 1 Month + 4.50%), 11/16/25(u)		1,036	1,043,682
U.S. Renal Care, Inc. 6.813% (LIBOR 1 Month + 5.00%), 6/26/26(u)		1,566	1,550,414

			14,705,411

Energy – 0.5%
California Resources Corporation 12.18% (LIBOR 1 Month + 10.38%), 12/31/21(v)		2,196	1,629,008
Chesapeake Energy Corporation 9.928% (LIBOR 3 Month + 8.00%), 6/24/24(v)		2,077	2,135,841
CITGO Petroleum Corporation 6.945% (LIBOR 3 Month + 5.00%), 3/28/24(b) (u)		576	577,236
Triton Solar US Acquisition Co. 7.799% (LIBOR 1 Month + 6.00%), 10/29/24(u)		2,315	1,932,829

			6,274,914

Other Industrial – 0.1%
American Tire Distributors, Inc.
7.928% (LIBOR 3 Month + 6.00%), 9/01/23(h) (u)		221	217,337
9.299% (LIBOR 1 Month + 7.50%), 9/02/24(h) (u)		635	564,004
9.445% (LIBOR 1 Month + 7.50%), 9/02/24(h) (u)		82	72,777
Core & Main LP
4.441% (LIBOR 3 Month + 2.75%), 8/01/24(u)		120	120,042
4.664% (LIBOR 3 Month + 2.75%), 8/01/24(u)		77	77,212

			1,051,372

Services – 0.5%
Allied Universal Holdco LLC (fka USAGM Holdco, LLC)
6.049% (LIBOR 1 Month + 4.25%), 7/10/26(u)		263	264,362
6.055% (LIBOR 1 Month + 4.25%), 7/10/26(u)		26	26,174

		Principal Amount (000)	U.S. $ Value
Garda World Security Corporation 6.66% (LIBOR 3 Month + 4.75%), 10/30/26(b) (u)	U.S.$	151	$151,641
Parexel International Corporation 4.452% (LIBOR 1 Month + 2.75%), 9/27/24(u)		231	226,479
Pi Lux Finco SARL 8.952% (LIBOR 1 Month + 7.25%), 1/01/26(b) (u)		3,100	3,038,000
Refinitiv US Holdings Inc. (fka Financial & Risk US Holdings, Inc.) 5.049% (LIBOR 1 Month + 3.25%), 10/01/25(u)		386	389,382
Team Health Holdings, Inc. 4.549% (LIBOR 1 Month + 2.75%), 2/06/24(u)		744	600,291
Verscend Holding Corp. 6.299% (LIBOR 1 Month + 4.50%), 8/27/25(u)		765	769,564

			5,465,893

Technology – 0.6%
Avaya Inc. 5.99% (LIBOR 1 Month + 4.25%), 12/15/24(u)		936	916,456
Boxer Parent Company Inc. (fka BMC Software, Inc.) 6.049% (LIBOR 1 Month + 4.25%), 10/02/25(u)		1,546	1,526,714
Pitney Bowes Inc. 1/17/25(v)		1,131	1,117,213
Solera, LLC (Solera Finance, Inc.) 4.549% (LIBOR 1 Month + 2.75%), 3/03/23(u)		2,536	2,538,572
Veritas US Inc.
6.299% (LIBOR 1 Month + 4.50%), 1/27/23(u)		497	477,154
6.445% (LIBOR 1 Month + 4.50%), 1/27/23(u)		95	91,665

			6,667,774

			56,194,798

Financial Institutions – 0.3%
Finance – 0.1%
Ellie Mae, Inc. 5.945% (LIBOR 3 Month + 4.00%), 4/17/26(b) (u)		1,014	1,018,084
Jefferies Finance LLC 5.50% (LIBOR 1 Month + 3.75%), 6/03/26(u)		302	301,473

			1,319,557

		Principal Amount (000)	U.S. $ Value
Insurance – 0.2%
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.) 5.799% (LIBOR 1 Month + 4.00%), 9/03/26(u)	U.S.$	1,405	$1,416,611

			2,736,168

Utility – 0.1%
Electric – 0.1%
Granite Generation LLC
5.549% (LIBOR 3 Month + 3.75%), 11/09/26(b) (u)		1,322	1,308,532
5.695% (LIBOR 3 Month + 3.75%), 11/09/26(b) (u)		233	230,918

			1,539,450

Total Bank Loans (cost $62,671,600)			60,470,416

EMERGING MARKETS - CORPORATE BONDS – 3.1%
Industrial – 2.7%
Basic – 0.7%
ABJA Investment Co. Pte Ltd. 4.85%, 1/31/20 (a)		1,070	1,072,006
Consolidated Energy Finance SA 6.875%, 6/15/25 (a)		949	904,643
CSN Resources SA
6.50%, 7/21/20(a)		903	915,134
7.625%, 2/13/23-4/17/26(a)		1,290	1,374,500
First Quantum Minerals Ltd.
7.00%, 2/15/21(a)		53	53,186
7.25%, 5/15/22-4/01/23(a)		1,935	1,977,001
7.50%, 4/01/25(a)		261	267,941
Vedanta Resources Finance II PLC
8.00%, 4/23/23(a)		1,023	1,019,066
9.25%, 4/23/26(a)		225	224,186
Vedanta Resources Ltd. 6.375%, 7/30/22 (a)		793	776,397

			8,584,060

Capital Goods – 0.0%
Odebrecht Finance Ltd.
4.375%, 4/25/25(a) (d) (l)		349	16,359
5.25%, 6/27/29(a) (d) (l)		1,070	53,233
7.125%, 6/26/42(a) (d) (l)		2,665	119,925

			189,517

Communications - Telecommunications – 0.4%
Comunicaciones Celulares SA Via Comcel Trust 6.875%, 2/06/24 (a)		535	550,381

		Principal Amount (000)	U.S. $ Value
Digicel Group One Ltd. 8.25%, 12/30/22 (f)	U.S.$	262	$146,860
Digicel Group Two Ltd.
8.25%, 9/30/22(a)		285	66,441
9.125% (7.125% Cash and 2.00% PIK), 4/01/24(a) (g)		454	67,452
Digicel Ltd. 6.00%, 4/15/21 (a)		1,356	1,051,307
Millicom International Cellular SA
6.25%, 3/25/29(a)		270	297,926
6.625%, 10/15/26(a)		824	912,050
MTN Mauritius Investments Ltd. 6.50%, 10/13/26 (a)		380	420,850
Network i2i Ltd. 5.65%, 1/15/25 (a) (m)		515	509,850
Sable International Finance Ltd. 5.75%, 9/07/27 (a)		615	649,721

			4,672,838

Consumer Cyclical - Other – 0.3%
Melco Resorts Finance Ltd. 5.625%, 7/17/27 (a)		965	1,003,977
MGM China Holdings Ltd.
5.375%, 5/15/24(a)		398	414,915
5.875%, 5/15/26(a)		414	440,185
Wynn Macau Ltd.
4.875%, 10/01/24(a)		286	292,435
5.50%, 10/01/27(a)		747	775,672

			2,927,184

Consumer Cyclical - Retailers – 0.0%
K2016470219 South Africa Ltd. 3.00%, 12/31/22 (f) (g)		1,006	2,510
K2016470260 South Africa Ltd. 25.00%, 12/31/22 (f) (g)		428	355

			2,865

Consumer Non-Cyclical – 0.9%
Cosan Ltd. 5.50%, 9/20/29 (a)		461	482,000
MARB BondCo PLC 6.875%, 1/19/25 (a)		1,430	1,519,309
Marfrig Holdings Europe BV 8.00%, 6/08/23 (a)		1,220	1,271,087
Minerva Luxembourg SA
5.875%, 1/19/28(a)		200	210,061
6.50%, 9/20/26(a)		1,098	1,168,684
NBM US Holdings, Inc. 7.00%, 5/14/26 (a)		1,250	1,355,143
Rede D’or Finance SARL 4.95%, 1/17/28 (a)		576	596,308

		Principal Amount (000)	U.S. $ Value
Teva Pharmaceutical Finance Netherlands III BV 7.125%, 1/31/25 (a)	U.S.$	1,040	$1,067,637
Tonon Luxembourg SA 6.50% (0.50% Cash and 6.00% PIK), 10/31/24 (b) (e) (f) (g)		615	18,514
Turkiye Sise ve Cam Fabrikalari AS 6.95%, 3/14/26 (a)		1,426	1,513,342
USJ Acucar e Alcool SA 10.50%, 11/09/23 (a) (g)		670	468,710
Virgolino de Oliveira Finance SA
10.50%, 1/28/18(c) (d) (f)		4,090	138,483
10.875%, 1/13/20(d) (f) (l)		480	85,395
11.75%, 2/09/22(d) (f) (l)		1,620	64,283

			9,958,956

Energy – 0.3%
Medco Platinum Road Pte Ltd. 6.75%, 1/30/25 (a)		503	511,802
Mongolian Mining Corp./Energy Resources LLC 9.25%, 4/15/24 (a)		670	611,402
MV24 Capital BV 6.748%, 6/01/34 (a)		547	575,846
Petrobras Global Finance BV 5.093%, 1/15/30 (a)		1,195	1,281,571
YPF SA 16.50%, 5/09/22(f)	ARS	17,395	104,516

			3,085,137

Other Industrial – 0.1%
KOC Holding AS 6.50%, 3/11/25 (a)	U.S.$	1,006	1,059,129

Transportation - Airlines – 0.0%
Guanay Finance Ltd. 6.00%, 12/15/20 (a)		152	152,296

Transportation - Services – 0.0%
Rumo Luxembourg SARL 7.375%, 2/09/24 (a)		468	504,124

			31,136,106

Utility – 0.3%
Electric – 0.3%
AES Gener SA 6.35%, 10/07/79 (a)		495	506,137
Cemig Geracao e Transmissao SA 9.25%, 12/05/24 (a)		958	1,102,868
Light Servicos de Eletricidade SA/Light Energia SA 7.25%, 5/03/23 (a)		494	528,117

		Principal Amount (000)	U.S. $ Value
Star Energy Geothermal Wayang Windu Ltd. 6.75%, 4/24/33 (a)	U.S.$	395	$417,865
Terraform Global Operating LLC 6.125%, 3/01/26 (f)		292	303,640

			2,858,627

Financial Institutions – 0.1%
Banking – 0.1%
Fidelity Bank PLC 10.50%, 10/16/22 (a)		892	999,341

Insurance – 0.0%
Ambac LSNI LLC 6.945% (LIBOR 3 Month + 5.00%), 2/12/23 (a) (n)		62	63,221

REITS – 0.0%
Scenery Journey Ltd. 11.00%, 11/06/20 (a)		500	511,250

			1,573,812

Total Emerging Markets - Corporate Bonds (cost $43,877,802)			35,568,545

EMERGING MARKETS - TREASURIES – 3.0%
Argentina – 0.0%
Argentine Bonos del Tesoro
15.50%, 10/17/26(h)	ARS	6,600	29,985
18.20%, 10/03/21(h)		34,142	175,077

			205,062

Brazil – 2.3%
Brazil Notas do Tesouro Nacional Series F 10.00%, 1/01/21	BRL	100,732	26,321,275

South Africa – 0.7%
Republic of South Africa Government Bond Series 2030 8.00%, 1/31/30	ZAR	125,644	8,365,112

Total Emerging Markets - Treasuries (cost $36,490,100)			34,891,449

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.8%
Non-Agency Fixed Rate CMBS – 1.7%
225 Liberty Street Trust Series 2016-225L, Class E 4.649%, 2/10/36 (a)	U.S.$	974	1,013,059
CGBAM Commercial Mortgage Trust Series 2015-SMRT, Class F 3.786%, 4/10/28 (a)		270	269,846
Citigroup Commercial Mortgage Trust
Series 2013-GC11, Class XA

		Principal Amount (000)	U.S. $ Value
1.38%, 4/10/46(t)	U.S.$	1,376	$51,297
Series 2013-GC17, Class D
5.11%, 11/10/46(a)		902	930,035
Series 2014-GC23, Class D
4.491%, 7/10/47(a)		856	845,502
Commercial Mortgage Trust
Series 2012-CR3, Class XA
1.859%, 10/15/45(t)		7,613	316,347
Series 2012-CR5, Class XA
1.528%, 12/10/45(t)		1,816	69,932
Series 2013-LC6, Class D
4.265%, 1/10/46(a)		3,916	3,994,119
Series 2014-CR15, Class XA
0.941%, 2/10/47(t)		1,693	51,935
Series 2014-CR20, Class XA
1.028%, 11/10/47(t)		9,775	406,789
GS Mortgage Securities Corp. II Series 2013-GC10, Class XA 1.502%, 2/10/46 (t)		817	31,543
GS Mortgage Securities Trust
Series 2012-GC6, Class D
5.651%, 1/10/45(a)		1,765	1,808,867
Series 2012-GCJ9, Class D
4.744%, 11/10/45(a)		700	715,086
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6, Class XA 1.613%, 11/15/45 (a) (t)		6,000	210,575
UBS-Barclays Commercial Mortgage Trust Series 2012-C4, Class XA 1.628%, 12/10/45 (a) (t)		803	29,116
WF-RBS Commercial Mortgage Trust
Series 2011-C4, Class D
5.23%, 6/15/44(a)		1,022	1,041,275
Series 2012-C6, Class D
5.581%, 4/15/45(a)		2,450	2,570,731
Series 2012-C7, Class XA
1.345%, 6/15/45(a) (t)		1,322	31,968
Series 2012-C8, Class E
4.885%, 8/15/45(a)		3,766	3,813,718
Series 2012-C10, Class XA
1.539%, 12/15/45(a) (t)		3,042	117,492
Series 2014-C25, Class D
3.803%, 11/15/47(a)		1,807	1,689,225

			20,008,457

Non-Agency Floating Rate CMBS – 0.1%
DBWF Mortgage Trust Series 2018-GLKS, Class E 4.782% (LIBOR 1 Month + 3.02%), 11/19/35 (a) (n)		838	840,096

		Principal Amount (000)	U.S. $ Value
Morgan Stanley Capital I Trust Series 2019-BPR, Class E 6.49% (LIBOR 1 Month + 4.75%), 5/15/36 (a) (n)	U.S.$	301	$300,808

			1,140,904

Total Commercial Mortgage-Backed Securities (cost $20,075,879)			21,149,361

		Shares
COMMON STOCKS – 1.6%
Energy – 0.7%
Energy Equipment & Services – 0.5%
Tervita Corp.(d)		923,693	5,270,929

Oil, Gas & Consumable Fuels – 0.2%
Berry Petroleum Corp.		133,464	1,258,565
CHC Group LLC(d) (k)		51,655	12,914
Golden Energy Offshore Services AS(d) (h)		916,212	375,698
K201640219 (South Africa) Ltd. A Shares(b) (d) (e) (h)		12,695,187	13
K201640219 (South Africa) Ltd. B Shares(b) (d) (e) (h)		2,009,762	2
Paragon Offshore Ltd. - Class B(b) (d) (h)		29,535	265,218
Vantage Drilling Internation(b) (d) (e) (h)		17,501	458,976

			2,371,386

			7,642,315

Financials – 0.3%
Consumer Finance – 0.1%
Paysafe Group Ltd.(b) (d) (e) (h)		3,960	645,955

Insurance – 0.2%
Mt. Logan Re Ltd. (Preference Shares)(b) (d) (k)		2,953	2,842,654

			3,488,609

Consumer Discretionary – 0.3%
Auto Components – 0.1%
ATD New Holdings, Inc.(b) (d) (h)		20,185	504,625
Exide Corp.(b) (e) (h)		248,194	233,302
Exide Technologies(b) (d)		681,469	640,581
Exide Technologies(b) (e) (h)		59,185	55,634
Exide Technologies(b) (d) (e)		15,253	14,338

			1,448,480

Automobiles – 0.1%
Liberty Tire Recycling LLC(b) (d) (e) (h)		7,822	1,380,464

Hotels, Restaurants & Leisure – 0.1%
Caesars Entertainment Corp.(d)		25,004	340,054

Company		Shares	U.S. $ Value
			$3,168,998

Consumer Staples – 0.1%
Food & Staples Retailing – 0.1%
Southeastern Grocers, Inc. Npv(b) (d) (e) (h)		38,084	1,294,856

Information Technology – 0.1%
Software – 0.1%
Avaya Holdings Corp.(d)		72,613	980,275
Monitronics International, Inc.(d)		17,804	151,334
Monitronics International, Inc.(b) (d) (e) (h)		17,878	136,767

			1,268,376

Materials – 0.1%
Metals & Mining – 0.1%
BIS Industries Holdings Ltd.(b) (d) (e) (h)		838,296	26,825
Constellium SE(d)		72,619	973,095
Neenah Enterprises, Inc.(b) (d) (e) (h)		58,200	73,332

			1,073,252

Communication Services – 0.0%
Media – 0.0%
Clear Channel Outdoor Holdings, Inc.(d)		47,504	135,862
iHeartMedia, Inc. - Class A(d) (h)		25,267	427,012

			562,874

Industrials – 0.0%
Building Products – 0.0%
New Cotai LLC/New Cotai Capital Corp.(b) (d) (e) (h)		3	0

Construction & Engineering – 0.0%
Willscot Corp.		18,809	347,778

			347,778

Total Common Stocks (cost $27,502,877)			18,847,058

		Principal Amount (000)
ASSET-BACKED SECURITIES – 1.3%
Other ABS - Fixed Rate – 0.8%
Atlas Ltd. Series 2014-1, Class B 6.875%, 12/15/39 (b) (e) (h)	U.S.$	810	753,607
Consumer Loan Underlying Bond Certificate Issuer Trust I
Series 2018-4, Class PT
8.558%, 5/15/43(f)		489	476,374
Series 2018-7, Class PT
8.35%, 6/15/43(a)		566	540,576
Series 2018-12, Class PT
8.71%, 6/15/43(a)		367	354,211
Series 2019-24, Class PT
9.74%, 8/15/44(a)		526	504,019
Series 2019-36, Class PT

		Principal Amount (000)	U.S. $ Value
12.707%, 10/17/44(a)	U.S.$	602	$582,871
Series 2019-43, Class PT
8.058%, 11/15/44(a)		474	468,021
Consumer Loan Underlying Bond Credit Trust
Series 2018-3, Class PT
8.27%, 3/16/43(f)		113	108,082
Series 2019-HP1, Class C
4.70%, 12/15/26(a)		1,000	997,403
Marlette Funding Trust Series 2018-3A, Class C 4.63%, 9/15/28 (a)		1,350	1,382,100
SoFi Consumer Loan Program LLC
Series 2016-1, Class R
Zero Coupon, 8/25/25(b) (e) (f)		1,343	331,501
Series 2017-3, Class R
Zero Coupon, 5/25/26(b) (e) (f)		10	370,698
Series 2017-5, Class R1
Zero Coupon, 9/25/26(b) (e) (f)		12	428,017
SoFi Consumer Loan Program Trust Series 2018-1, Class R1 Zero Coupon, 2/25/27 (b) (e) (f)		16	798,859
Taco Bell Funding LLC Series 2016-1A, Class A23 4.97%, 5/25/46 (a)		781	833,595

			8,929,934
Home Equity Loans - Fixed Rate – 0.3%
CSAB Mortgage-Backed Trust Series 2006-2, Class A6A 5.72%, 9/25/36		651	344,554
CWABS Asset-Backed Certificates Trust Series 2005-7, Class AF5W 5.054%, 10/25/35		890	887,929
GSAA Home Equity Trust
Series 2005-12, Class AF5
5.659%, 9/25/35		1,031	894,960
Series 2006-6, Class AF4
6.121%, 3/25/36		1,489	696,719
Series 2006-6, Class AF5
6.241%, 3/25/36		552	258,090
Series 2006-10, Class AF3
5.985%, 6/25/36		1,068	465,571

			3,547,823

Autos - Fixed Rate – 0.2%
CPS Auto Trust Series 2018-C, Class D 4.40%, 6/17/24 (a)		1,050	1,081,512
Exeter Automobile Receivables Trust Series 2019-2A, Class E 4.68%, 5/15/26 (a)		1,050	1,075,050

		Principal Amount (000)	U.S. $ Value
Flagship Credit Auto Trust Series 2019-4, Class E 4.11%, 3/15/27 (a)	U.S.$	770	$766,143

			2,922,705

Home Equity Loans - Floating Rate – 0.0%
Lehman XS Trust Series 2007-6, Class 3A5 4.647%, 5/25/37		108	106,385

Total Asset-Backed Securities (cost $18,906,398)			15,506,847

		Shares
INVESTMENT COMPANIES – 0.5%
Funds and Investment Trusts – 0.5%
iShares JP Morgan USD Emerging Markets Bond ETF(w) (cost $5,351,457)		49,000	5,613,440

		Principal Amount (000)
QUASI-SOVEREIGNS – 0.5%
Quasi-Sovereign Bonds – 0.5%
Bahrain – 0.2%
Oil and Gas Holding Co. BSCC (The)
7.625%, 11/07/24(a)	U.S.$	469	544,187
8.375%, 11/07/28(a)		1,346	1,631,604

			2,175,791

Indonesia – 0.0%
Indonesia Asahan Aluminium Persero PT 5.71%, 11/15/23 (a)		224	247,660

Kazakhstan – 0.1%
KazMunayGas National Co. JSC 5.375%, 4/24/30 (a)		660	765,528

Mexico – 0.2%
Petroleos Mexicanos
6.49%, 1/23/27(a)		507	539,955
6.50%, 1/23/29		318	334,099
6.84%, 1/23/30(a)		753	805,634
7.69%, 1/23/50(a)		173	189,558

			1,869,246

United States – 0.0%
Citgo Holding, Inc. 9.25%, 8/01/24 (a)		478	513,379

Total Quasi-Sovereigns (cost $5,002,076)			5,571,604

		Principal Amount (000)	U.S. $ Value
LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.5%
United States – 0.5%
State of California
Series 2010
7.60%, 11/01/40	U.S.$	750	$1,238,032
7.95%, 3/01/36		1,915	1,933,116
State of Illinois Series 2010 7.35%, 7/01/35		1,915	2,324,427

Total Local Governments - US Municipal Bonds (cost $4,594,980)			5,495,575

		Shares
PREFERRED STOCKS – 0.3%
Financial Institutions – 0.3%
Banking – 0.1%
GMAC Capital Trust I Series 2 7.695%		16,325	425,266
Paysafe Holdings UK Ltd. 0.00% (b) (d) (e) (h)		1,104,716	1,104,716

			1,529,982

Insurance – 0.1%
Hartford Financial Services Group, Inc. (The) 7.875%		45,050	1,278,969

REITS – 0.1%
Hersha Hospitality Trust Series C 6.875%		15,950	400,026

			3,208,977

Utility – 0.0%
Electric – 0.0%
SCE Trust III Series H 5.75%		11,025	268,900

Total Preferred Stocks (cost $3,340,401)			3,477,877

		Principal Amount (000)
GOVERNMENTS - SOVEREIGN BONDS – 0.3%
United Arab Emirates – 0.3%
Emirate of Dubai Government International Bonds 7.75%, 10/05/20 (a) (cost $3,314,054)	U.S.$	3,310	3,446,538

INFLATION-LINKED SECURITIES – 0.3%
Colombia – 0.3%
Fideicomiso PA Concesion Ruta al Mar 6.75%, 2/15/44 (a)	COP	1,437,090	432,802

		Principal Amount (000)	U.S. $ Value
Fideicomiso PA Costera 6.25%, 1/15/34 (a)	U.S.$	1,230,800	$417,009
Fideicomiso PA Pacifico Tres 7.00%, 1/15/35 (f)		6,642,880	2,222,895

Total Inflation-Linked Securities (cost $2,826,563)			3,072,706

COLLATERALIZED LOAN OBLIGATIONS – 0.1%
CLO - Floating Rate – 0.1%
Dryden CLO Ltd. Series 2018-57A, Class E 7.11% (LIBOR 3 Month + 5.20%), 5/15/31 (a) (n)		275	255,459
Dryden Senior Loan Fund Series 2017-49A, Class E 8.303% (LIBOR 3 Month + 6.30%), 7/18/30 (a) (n)		417	407,939
OZLM Ltd. Series 2018-22A, Class D 7.302% (LIBOR 3 Month + 5.30%), 1/17/31 (a) (n)		349	304,915

Total Collateralized Loan Obligations (cost $1,037,426)			968,313

		Shares
WARRANTS – 0.0%
Amplify Energy Corp., expiring 4/21/20(d) (h)		39,269	4
Avaya Holdings Corp., expiring 12/15/22(d)		53,489	66,861
Encore Automotive Acceptance, expiring 7/05/31(b) (d) (e) (h)		8	0
Flexpath Capital, Inc., expiring 4/15/31(b) (d) (e) (h)		10,974	0
iHeartMedia, Inc., expiring 5/01/39(d) (h)		278	4,274
SandRidge Energy, Inc., B-CW22, expiring 10/04/22(d) (h)		19,772	8,700
SandRidge Energy, Inc., A-CW22, expiring 10/04/22(d) (h)		46,951	188
Willscot Corp., expiring 11/29/22(b) (d) (e) (h)		29,123	177,854
Total Warrants (cost $645,006)			257,881

		Principal Amount (000)
WHOLE LOAN TRUSTS – 0.0%
Performing Asset – 0.0%
Sheridan Auto Loan Holdings I LLC 10.00%, 12/31/20-9/30/21(b) (e) (h) (cost $1,127,058)	U.S.$	1,127	184,161

		Principal Amount (000)	U.S. $ Value
LOCAL GOVERNMENTS - REGIONAL BONDS – 0.0%
Argentina – 0.0%
Provincia de Buenos Aires/Government Bonds 45.979% (BADLAR + 3.83%), 5/31/22 (h) (n) (cost $1,660,869)	ARS	26,500	$139,925

		Notional Amount
OPTIONS PURCHASED - PUTS – 0.0%
Swaptions – 0.0%
IRS Swaption Expiration: Feb 2020; Contracts: 14,275,000; Exercise Rate: USD 2.11%; Counterparty: Bank of America, NA (d)	USD	14,275,000	28,039
IRS Swaption Expiration: Feb 2020; Contracts: 14,275,000; Exercise Rate: USD 2.07%; Counterparty: Bank of America, NA (d)	USD	14,275,000	37,201
IRS Swaption Expiration: Feb 2020; Contracts: 4,900,000; Exercise Rate: USD 2.07%; Counterparty: Deutsche Bank AG (d)	USD	4,900,000	13,140

Total Options Purchased - Puts (premiums paid $166,046)			78,380

		Shares
RIGHTS – 0.0%
Vistra Energy Corp., expiring 12/31/49(b) (d) (cost $0)		10,721	10,474

SHORT-TERM INVESTMENTS – 11.3%
Investment Companies – 10.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.53%(w) (x) (y) (cost $119,241,454)		119,241,454	119,241,454

		Principal Amount (000)
Governments - Treasuries – 0.7%
Egypt – 0.5%
Egypt Treasury Bills
Series 273D
Zero Coupon, 4/21/20	EGP	51,000	3,039,710
Series 364D
Zero Coupon, 1/21/20		37,000	2,290,587

			5,330,297

Nigeria – 0.2%
Nigeria Treasury Bills Zero Coupon, 4/09/20-9/03/20	NGN	1,119,455	2,875,623

		Principal Amount (000)		U.S. $ Value
Total Governments - Treasuries (cost $8,148,214)				$8,205,920

Time Deposits – 0.3%
BBH Grand Cayman
0.50%, 1/03/20	NZD	0	**	117
0.82%, 1/02/20	CAD	55		42,285
1.66%, 1/02/20	HKD	0	**	12
Citibank, London
(0.68)%, 1/02/20	EUR	296		332,097
0.36%, 1/02/20	GBP	51		67,900
JPMorgan Chase, New York 1.56%, 1/02/20	U.S.$	2,885		2,885,101

Total Time Deposits (cost $3,327,512)				3,327,512

Total Short-Term Investments (cost $130,717,180)				130,774,886

Total Investments – 99.8% (cost $1,145,480,768)(z)				1,150,904,048
Other assets less liabilities – 0.2%				2,695,250

Net Assets – 100.0%				$1,153,599,298

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. 10 Yr Ultra Futures	128	March 2020	$18,010,000	$(271,656)
U.S. Long Bond (CBT) Futures	35	March 2020	5,456,719	(105,719)
U.S. T-Note 10 Yr (CBT) Futures	866	March 2020	111,213,344	(857,704)
Sold Contracts
U.S. T-Note 5 Yr (CBT) Futures	402	March 2020	47,680,969	167,235

				$(1,067,844)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	KRW	11,355	USD	10	2/06/20	$(307)
Bank of America, NA	RUB	256,942	USD	3,997	1/17/20	(135,302)
Bank of America, NA	ZAR	116,317	USD	7,802	1/23/20	(480,715)
Bank of America, NA	KRW	35,190	USD	30	2/06/20	(260)
Bank of America, NA	CLP	18,011	USD	23	1/15/20	(801)
Bank of America, NA	GBP	2,844	USD	3,666	1/10/20	(101,093)
Bank of America, NA	INR	1,206	USD	17	1/16/20	58
Bank of America, NA	INR	1,088	USD	15	1/16/20	(46)
Bank of America, NA	USD	23	INR	1,649	1/16/20	149
Bank of America, NA	USD	903	RUB	57,851	1/17/20	27,745

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	18	CLP	14,311	1/15/20	$1,105
Barclays Bank PLC	IDR	322,248	USD	23	2/27/20	(287)
Barclays Bank PLC	KRW	19,186	USD	16	2/06/20	(162)
Barclays Bank PLC	TWD	962	USD	32	2/20/20	(401)
Barclays Bank PLC	MYR	434	USD	104	2/13/20	(2,624)
Barclays Bank PLC	MYR	61	USD	15	2/13/20	18
Barclays Bank PLC	USD	73	MYR	303	2/13/20	1,439
Barclays Bank PLC	USD	19	PEN	63	1/15/20	322
Barclays Bank PLC	USD	102	INR	7,352	1/16/20	1,080
Barclays Bank PLC	USD	13	INR	958	1/16/20	(27)
Barclays Bank PLC	USD	61	TWD	1,835	2/20/20	866
Barclays Bank PLC	USD	23	IDR	327,719	2/27/20	288
BNP Paribas SA	COP	32,899,505	USD	9,890	1/15/20	(113,200)
BNP Paribas SA	USD	11	RUB	675	1/17/20	33
BNP Paribas SA	USD	2	COP	5,047	1/15/20	17
Brown Brothers Harriman & Co.	MXN	47,683	USD	2,463	1/07/20	(57,601)
Brown Brothers Harriman & Co.	HUF	17,712	USD	59	1/09/20	(981)
Brown Brothers Harriman & Co.	HUF	10,161	USD	35	1/09/20	170
Brown Brothers Harriman & Co.	JPY	8,794	USD	81	1/30/20	363
Brown Brothers Harriman & Co.	NOK	8,358	USD	931	1/08/20	(20,506)
Brown Brothers Harriman & Co.	CHF	4,813	USD	4,911	1/10/20	(63,009)
Brown Brothers Harriman & Co.	JPY	5,550	USD	51	1/30/20	(289)
Brown Brothers Harriman & Co.	EUR	1,340	USD	1,490	1/16/20	(14,462)
Brown Brothers Harriman & Co.	THB	4,010	USD	133	1/16/20	(1,270)
Brown Brothers Harriman & Co.	CZK	1,116	USD	49	1/09/20	(652)
Brown Brothers Harriman & Co.	ZAR	2,296	USD	156	1/23/20	(7,039)
Brown Brothers Harriman & Co.	TRY	906	USD	153	1/30/20	2,169
Brown Brothers Harriman & Co.	SEK	2,386	USD	247	1/08/20	(7,515)
Brown Brothers Harriman & Co.	TRY	371	USD	62	1/30/20	(84)
Brown Brothers Harriman & Co.	NZD	365	USD	238	1/17/20	(8,457)
Brown Brothers Harriman & Co.	PLN	774	USD	200	1/09/20	(4,069)
Brown Brothers Harriman & Co.	SEK	109	USD	12	1/08/20	21
Brown Brothers Harriman & Co.	SEK	89	USD	10	3/12/20	35
Brown Brothers Harriman & Co.	ILS	246	USD	70	1/15/20	(951)
Brown Brothers Harriman & Co.	PLN	61	USD	16	1/09/20	12
Brown Brothers Harriman & Co.	AUD	270	USD	185	1/23/20	(4,211)
Brown Brothers Harriman & Co.	CNH	53	USD	8	2/20/20	(54)
Brown Brothers Harriman & Co.	SGD	237	USD	172	1/16/20	(1,899)
Brown Brothers Harriman & Co.	CAD	161	USD	121	1/23/20	(2,238)
Brown Brothers Harriman & Co.	CHF	30	USD	31	1/10/20	31
Brown Brothers Harriman & Co.	GBP	293	USD	381	1/10/20	(7,119)
Brown Brothers Harriman & Co.	EUR	17	USD	19	1/16/20	11

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman & Co.	USD	286	GBP	220	1/10/20	$6,156
Brown Brothers Harriman & Co.	USD	4,978	CHF	4,878	1/10/20	65,043
Brown Brothers Harriman & Co.	USD	3,510	EUR	3,161	1/16/20	37,848
Brown Brothers Harriman & Co.	USD	284	CAD	374	1/23/20	3,999
Brown Brothers Harriman & Co.	USD	148	AUD	217	1/23/20	3,967
Brown Brothers Harriman & Co.	USD	234	SGD	318	1/16/20	2,488
Brown Brothers Harriman & Co.	USD	181	NZD	279	1/17/20	8,077
Brown Brothers Harriman & Co.	USD	81	CZK	1,864	1/09/20	1,638
Brown Brothers Harriman & Co.	USD	297	PLN	1,150	1/09/20	6,612
Brown Brothers Harriman & Co.	USD	39	ILS	136	1/15/20	653
Brown Brothers Harriman & Co.	USD	17	CNH	120	2/20/20	109
Brown Brothers Harriman & Co.	USD	260	NOK	2,376	1/08/20	10,463
Brown Brothers Harriman & Co.	USD	188	TRY	1,103	1/30/20	(3,387)
Brown Brothers Harriman & Co.	USD	298	SEK	2,866	1/08/20	8,046
Brown Brothers Harriman & Co.	USD	92	ZAR	1,361	1/23/20	4,659
Brown Brothers Harriman & Co.	USD	20	TRY	118	1/30/20	27
Brown Brothers Harriman & Co.	USD	318	MXN	6,120	1/07/20	5,590
Brown Brothers Harriman & Co.	USD	132	THB	3,980	1/16/20	1,254
Brown Brothers Harriman & Co.	USD	15	THB	447	1/16/20	(31)
Brown Brothers Harriman & Co.	USD	72	JPY	7,745	1/30/20	(225)
Brown Brothers Harriman & Co.	USD	41	JPY	4,432	1/30/20	236
Brown Brothers Harriman & Co.	USD	97	HUF	29,133	1/09/20	1,779
Brown Brothers Harriman & Co.	USD	24	HUF	7,062	1/09/20	(5)
Citibank, NA	IDR	466,563,879	USD	32,891	2/27/20	(692,895)
Citibank, NA	KRW	11,327	USD	10	2/06/20	(120)
Citibank, NA	INR	1,630	USD	23	1/16/20	(280)
Citibank, NA	EUR	1,533	USD	1,694	1/16/20	(27,150)
Citibank, NA	USD	17	RUB	1,050	1/17/20	9
Citibank, NA	USD	3,282	EUR	2,932	1/16/20	10,251
Citibank, NA	USD	14	KRW	16,207	2/06/20	171
Citibank, NA	USD	3,319	INR	239,598	1/16/20	41,174
Citibank, NA	USD	1,225	IDR	17,301,549	2/27/20	20,080
Credit Suisse International	BRL	86,631	USD	20,533	1/03/20	(1,003,071)
Credit Suisse International	BRL	21	USD	5	2/04/20	(79)
Credit Suisse International	USD	21,491	BRL	86,631	1/03/20	44,916
Deutsche Bank AG	BRL	86,396	USD	21,434	1/03/20	(43,184)
Deutsche Bank AG	BRL	86,207	USD	21,108	2/04/20	(301,325)
Deutsche Bank AG	EUR	675	USD	751	1/16/20	(6,725)
Deutsche Bank AG	PEN	39	USD	12	1/15/20	(115)
Deutsche Bank AG	USD	46	BRL	189	2/04/20	662
Deutsche Bank AG	USD	21,181	BRL	86,396	1/03/20	295,882
Goldman Sachs Bank USA	IDR	244,054	USD	17	2/27/20	(192)
Goldman Sachs Bank USA	COP	148,804	USD	44	1/15/20	(1,662)
Goldman Sachs Bank USA	KRW	10,641	USD	9	2/06/20	(29)
Goldman Sachs Bank USA	RUB	8,730	USD	136	1/17/20	(3,975)
Goldman Sachs Bank USA	INR	4,296	USD	60	1/16/20	(578)
Goldman Sachs Bank USA	TWD	1,519	USD	50	2/20/20	(932)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Goldman Sachs Bank USA	BRL	182	USD	45	1/03/20	$(569)
Goldman Sachs Bank USA	BRL	34	USD	8	2/04/20	(96)
Goldman Sachs Bank USA	USD	12	BRL	49	2/04/20	134
Goldman Sachs Bank USA	USD	44	BRL	182	1/03/20	909
Goldman Sachs Bank USA	USD	42	TWD	1,263	2/20/20	522
Goldman Sachs Bank USA	USD	69	RUB	4,405	1/17/20	2,207
Goldman Sachs Bank USA	USD	12	RUB	743	1/17/20	(45)
Goldman Sachs Bank USA	USD	14	INR	1,022	1/16/20	8
Goldman Sachs Bank USA	USD	15	KRW	16,876	2/06/20	(29)
Goldman Sachs Bank USA	USD	44	COP	150,920	1/15/20	2,007
Goldman Sachs Bank USA	USD	25	IDR	347,045	2/27/20	429
Goldman Sachs Bank USA	USD	9,418	JPY	1,017,850	1/30/20	(36,296)
JPMorgan Chase Bank, NA	IDR	353,393	USD	25	2/27/20	(535)
JPMorgan Chase Bank, NA	COP	65,840	USD	20	1/15/20	92
JPMorgan Chase Bank, NA	COP	28,228	USD	8	1/15/20	(426)
JPMorgan Chase Bank, NA	KRW	27,074	USD	23	2/06/20	(553)
JPMorgan Chase Bank, NA	INR	2,849	USD	40	1/16/20	(410)
JPMorgan Chase Bank, NA	TWD	569	USD	19	2/20/20	(111)
JPMorgan Chase Bank, NA	BRL	549	USD	136	1/03/20	(853)
JPMorgan Chase Bank, NA	PEN	32	USD	10	1/15/20	(136)
JPMorgan Chase Bank, NA	USD	132	BRL	549	1/03/20	4,437
JPMorgan Chase Bank, NA	USD	25	TWD	759	2/20/20	361
JPMorgan Chase Bank, NA	USD	15	INR	1,044	1/16/20	(27)
JPMorgan Chase Bank, NA	USD	53	COP	175,676	1/15/20	664
Morgan Stanley Capital Services LLC	COP	137,173	USD	40	1/15/20	(1,709)
Morgan Stanley Capital Services LLC	CLP	23,847	USD	32	1/15/20	515
Morgan Stanley Capital Services LLC	KRW	11,742	USD	10	2/06/20	(35)
Morgan Stanley Capital Services LLC	INR	1,683	USD	23	1/16/20	(173)
Morgan Stanley Capital Services LLC	EUR	806	USD	893	1/16/20	(11,881)
Morgan Stanley Capital Services LLC	USD	37	MYR	154	2/13/20	820
Morgan Stanley Capital Services LLC	USD	15	TWD	458	2/20/20	147
Morgan Stanley Capital Services LLC	USD	1,445	EUR	1,306	1/16/20	21,698
Morgan Stanley Capital Services LLC	USD	29	CLP	22,601	1/15/20	740
Morgan Stanley Capital Services LLC	USD	35	KRW	41,287	2/06/20	319
Morgan Stanley Capital Services LLC	USD	10	KRW	12,038	2/06/20	(13)
Royal Bank of Scotland PLC	COP	129,069	USD	38	1/15/20	(1,701)
Royal Bank of Scotland PLC	COP	51,511	USD	16	1/15/20	9
Royal Bank of Scotland PLC	EUR	44,836	USD	49,456	1/16/20	(878,133)
Royal Bank of Scotland PLC	CLP	42,138	USD	53	1/15/20	(3,249)
Royal Bank of Scotland PLC	KRW	21,854	USD	19	2/06/20	(245)
Royal Bank of Scotland PLC	INR	1,266	USD	18	1/16/20	(19)
Royal Bank of Scotland PLC	TWD	718	USD	24	2/20/20	(66)
Royal Bank of Scotland PLC	PEN	181	USD	54	1/15/20	(623)
Royal Bank of Scotland PLC	USD	62	PEN	207	1/15/20	576
Royal Bank of Scotland PLC	USD	8	TWD	227	2/20/20	99
Royal Bank of Scotland PLC	USD	27	RUB	1,766	1/17/20	1,000
Royal Bank of Scotland PLC	USD	39	INR	2,788	1/16/20	158

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Royal Bank of Scotland PLC	USD	29	KRW	34,276	2/06/20	$400
Royal Bank of Scotland PLC	USD	28	CLP	21,941	1/15/20	1,414
Royal Bank of Scotland PLC	USD	66	COP	228,594	1/15/20	3,832
Royal Bank of Scotland PLC	USD	25	IDR	359,745	2/27/20	595
Standard Chartered Bank	COP	45,413	USD	13	1/15/20	(714)
Standard Chartered Bank	KRW	37,690	USD	32	2/06/20	(883)
Standard Chartered Bank	USD	13	BRL	51	2/04/20	99
Standard Chartered Bank	USD	15	RUB	965	1/17/20	80
Standard Chartered Bank	USD	16	INR	1,143	1/16/20	(27)
Standard Chartered Bank	USD	1,969	EUR	1,781	1/16/20	31,188
Standard Chartered Bank	USD	33	KRW	38,720	2/06/20	584
Standard Chartered Bank	USD	11	COP	36,997	1/15/20	514
Standard Chartered Bank	USD	11	IDR	158,851	2/27/20	107
UBS AG	CAD	5,883	USD	4,427	1/23/20	(104,106)
UBS AG	USD	18	KRW	20,935	2/06/20	402

						$(3,472,467)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 28, 5 Year Index, 6/20/22*	(5.00)%	Quarterly	2.31%	USD	12,875	$(834,164)	$(545,793)	$(288,371)
CDX-NAHY Series 29, 5 Year Index, 12/20/22*	(5.00)	Quarterly	2.43	USD	38,976	(2,860,082)	(1,789,173)	(1,070,909)
CDX-NAHY Series 30, 5 Year Index, 6/20/23*	(5.00)	Quarterly	2.44	USD	16,992	(1,423,320)	(791,418)	(631,902)
iTraxx Europe Crossover Series 27, 5 Year Index, 6/20/22*	(5.00)	Quarterly	1.58	EUR	12,729	(1,212,974)	(1,044,765)	(168,209)
Sale Contracts
Brazilian Government International Bond, 4.250%, 1/07/25, 12/20/24*	1.00	Quarterly	0.99	USD	3,333	2,482	(49,732)	52,214
CDX-NAHY Series 28, 5 Year Index, 6/20/22*	5.00	Quarterly	2.31	USD	5	308	218	90
CDX-NAHY Series 28, 5 Year Index, 6/20/22*	5.00	Quarterly	2.31	USD	12,875	834,164	591,934	242,230

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-NAHY Series 29, 5 Year Index, 12/20/22*	5.00%	Quarterly	2.43%	USD	38,976	$2,860,082	$1,812,331	$1,047,751
CDX-NAHY Series 30, 5 Year Index, 6/20/23*	5.00	Quarterly	2.44	USD	16,992	1,423,320	637,940	785,380
CDX-NAHY Series 33, 5 Year Index, 12/20/24*	5.00	Quarterly	2.80	USD	197,479	19,377,545	11,359,665	8,017,880
iTraxx Europe Crossover Series 27, 5 Year Index, 6/20/22*	5.00	Quarterly	1.58	EUR	12,729	1,212,882	1,076,323	136,559
iTraxx Europe Crossover Series 32, 5 Year Index, 12/20/24*	5.00	Quarterly	2.07	EUR	41,574	6,429,422	5,853,909	575,513
Republic of Turkey, 11.875%, 1/15/30, 12/20/24*	1.00	Quarterly	2.79	USD	3,269	(261,506)	(395,103)	133,597
South Africa Government International Bond, 5.500%, 3/09/20, 12/20/24*	1.00	Quarterly	1.62	USD	2,640	(75,710)	(96,560)	20,850

						$25,472,449	$16,619,776	$8,852,673

*	Termination date

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citibank, NA
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	5.13%	USD	454	$(22,972)	$(50,983)	$28,011
Credit Suisse International
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	9.98	USD	5,000	(561,833)	(777,513)	215,680

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
International Game Technology, 4.750%, 2/15/23, 6/20/22*	5.00%	Quarterly	3.04%	EUR	310	$41,085	$17,393	$23,692
Deutsche Bank AG
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	258	(13,055)	(28,624)	15,569
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	364	(18,449)	(42,647)	24,198
Goldman Sachs Bank USA
United States Steel Corp., 6.650%, 6/01/37, 12/20/21*	5.00	Quarterly	1.70	USD	700	45,598	(22,271)	67,869
Goldman Sachs International
Avis Budget Car Rental LLC, 5.250%, 3/15/25, 12/20/23*	5.00	Quarterly	1.34	USD	270	37,872	13,802	24,070
Avis Budget Car Rental LLC, 5.250%, 3/15/25, 12/20/23*	5.00	Quarterly	1.34	USD	300	42,080	24,000	18,080
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	9.98	USD	2,929	(329,154)	(431,215)	102,061
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	9.98	USD	2,071	(232,679)	(304,826)	72,147
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	9.98	USD	10,000	(1,123,667)	(1,483,148)	359,481
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	9.98	USD	13,500	(1,516,950)	(1,999,560)	482,610
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	9.98	USD	5,000	(561,139)	(820,574)	259,435
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	9.98	USD	5,000	(561,833)	(859,351)	297,518
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	371	(18,804)	(31,308)	12,504
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	1,041	(52,675)	(112,260)	59,585

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	5.13%	USD	530	$(26,818)	$(56,775)	$29,957
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	133	(6,730)	(14,350)	7,620
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	719	(36,441)	(77,580)	41,139
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	360	(18,246)	(35,539)	17,293
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	360	(18,246)	(32,842)	14,596
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	180	(9,123)	(16,123)	7,000
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	2,158	(109,375)	(186,379)	77,004
JPMorgan Chase Bank, NA
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	6,400	(323,840)	(770,382)	446,542
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	12,000	(607,200)	(1,377,714)	770,514
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	10,000	(506,000)	(110,647)	(395,353)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	1,188	(60,113)	(124,728)	64,615
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	1,272	(64,363)	(139,071)	74,708

						$(6,633,070)	$(9,851,215)	$3,218,145

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Citibank, NA iBoxx EUR Contingent Convertible Liquid Developed Market AT1	3 Month EURIBOR	Quarterly	EUR	8,931	3/20/20	$2,933

REVERSE REPURCHASE AGREEMENTS

Broker	Principal Amount (000)	Currency	Interest Rate		Maturity	U.S. $ Value at December 31, 2019
Barclays Capital, Inc.†	303	USD	(8.25	)%*	—	$310,707
Barclays Capital, Inc.†	354	USD	(8.25	)%*	—	363,812
Barclays Capital, Inc.†	290	USD	(0.25	)%*	—	291,901
Barclays Capital, Inc.†	628	USD	0.25%		—	627,619
Barclays Capital, Inc.†	415	USD	0.75%		—	414,080
Barclays Capital, Inc.†	445	USD	1.25%		—	444,635
Credit Suisse Securities (USA) LLC†	629	EUR	(1.25	)%*	—	709,468
RBC Capital Markets†	1,374	USD	1.40%		—	1,367,364

						$4,529,586

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on December 31, 2019.
*	Interest payment due from counterparty.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements on the statements of assets and liabilities is as follows:

	Overnight and Continuous	Up to 30 Days	31-90 Days	Greater than 90 Days	Total
Corporates - Non-Investment Grade	$4,529,586	$0	$0	$0	$4,529,586

**	Principal amount less than 500.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019, the aggregate market value of these securities amounted to $455,570,249 or 39.5% of net assets.

(b)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(c)	Defaulted matured security.
(d)	Non-income producing security.
(e)	Fair valued by the Adviser.
(f)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 1.08% of net assets as of December 31, 2019, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2018-4, Class PT 8.558%, 5/15/43	3/27/18	$491,409	$476,374	0.04%
Consumer Loan Underlying Bond Credit Trust Series 2018-3, Class PT 8.27%, 3/16/43	3/07/18	113,091	108,082	0.01%
Digicel Group One Ltd. 8.25%, 12/30/22	1/14/19	280,045	146,860	0.01%
Exide Technologies (Exchange Priority) 11.00%, 10/31/24	4/30/15	3,524,207	3,085,134	0.27%
Exide Technologies(First Lien) 11.00%, 10/31/24	4/30/15	1,019,882	935,172	0.08%
Fideicomiso PA Pacifico Tres 7.00%, 1/15/35	3/04/16	1,956,492	2,222,895	0.19%
JP Morgan Madison Avenue Securities Trust Series 2015-CH1, Class M2 7.292%, 10/25/25	9/18/15	1,347,171	1,477,852	0.13%
K2016470219 South Africa Ltd. 3.00%, 12/31/22	1/31/17	1,068,617	2,510	0.00%
K2016470260 South Africa Ltd. 25.00%, 12/31/22	1/31/17	426,524	355	0.00%
Liberty Tire Recycling LLC 9.50%, 1/15/23	1/03/18	642,788	642,788	0.06%
Magnetation LLC/Mag Finance Corp. 11.00%, 5/15/18	5/15/13	2,295,760	29	0.00%
SoFi Consumer Loan Program LLC Series 2016-1, Class R Zero Coupon, 8/25/25	7/28/17	431,502	331,501	0.03%
SoFi Consumer Loan Program LLC Series 2017-3, Class R Zero Coupon, 5/25/26	5/11/17	1,107,300	370,698	0.03%
SoFi Consumer Loan Program LLC Series 2017-5, Class R1 Zero Coupon, 9/25/26	9/18/17	1,313,468	428,017	0.04%
SoFi Consumer Loan Program Trust Series 2018-1, Class R1 Zero Coupon, 2/25/27	2/01/18	1,569,021	798,859	0.07%
Terraform Global Operating LLC 6.125%, 3/01/26	2/08/18	292,000	303,640	0.03%
Tonon Luxembourg SA 6.50%, 10/31/24	5/03/19	1,507,991	18,514	0.00%
Venezuela Government International Bond 9.25%, 5/07/28	4/10/14	247,835	34,500	0.00%
Virgolino de Oliveira Finance SA 10.50%, 1/28/18	1/23/14- 2/27/14	2,401,853	138,483	0.01%
Virgolino de Oliveira Finance SA 10.875%, 1/13/20	6/09/14	477,417	85,395	0.01%
Virgolino de Oliveira Finance SA 11.75%, 2/09/22	1/29/14- 6/09/14	838,866	64,283	0.01%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2 7.292%, 11/25/25	9/28/15	525,966	594,060	0.05%
YPF SA 16.50%, 5/09/22	7/25/17	1,037,834	104,516	0.01%

(g)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at December 31, 2019.
(h)	Illiquid security.
(i)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(j)	Convertible security.
(k)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
CHC Group LLC	3/10/17	$3,697,478	$12,914	0.00%
CHC Group LLC/CHC Finance Ltd. Series AI Zero Coupon, 10/01/2020	3/10/17	2,900,675	589,642	0.05%
Mt. Logan Re Ltd. (Preference Shares)	12/30/14	2,953,000	2,842,654	0.25%

(l)	Defaulted.
(m)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(n)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at December 31, 2019.
(o)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(p)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(q)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open centrally cleared swaps.
(r)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open exchange-traded derivatives.
(s)	Inverse interest only security.
(t)	IO - Interest Only.
(u)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at December 31, 2019.
(v)

This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.

(w)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(x)	The rate shown represents the 7-day yield as of period end.
(y)	Affiliated investments.
(z)

As of December 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $84,470,585 and gross unrealized depreciation of investments was $(71,513,865), resulting in net unrealized appreciation of $12,956,720.

Currency Abbreviations:

ARS – Argentine Peso

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

COP – Colombian Peso

CZK – Czech Koruna

EGP – Egyptian Pound

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

HUF – Hungarian Forint

IDR – Indonesian Rupiah

ILS – Israeli Shekel

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NGN – Nigerian Naira

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Sol

PLN – Polish Zloty

RUB – Russian Ruble

SEK – Swedish Krona

SGD – Singapore Dollar

THB – Thailand Baht

TRY – Turkish Lira

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

BADLAR – Argentina Deposit Rates Badlar Private Banks

CBT – Chicago Board of Trade

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

ETF – Exchange Traded Fund

EURIBOR – Euro Interbank Offered Rate

H15T – U.S. Treasury Yield Curve Rate T Note Constant Maturity

IRS – Interest Rate Swaption

JSC – Joint Stock Company

LIBOR – London Interbank Offered Rates

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

COUNTRY BREAKDOWN[1] December 31, 2019 (unaudited)
55.1%	United States
3.9%	Brazil
3.0%	Indonesia
2.1%	United Kingdom
1.7%	Canada
1.3%	Luxembourg
1.3%	Netherlands
1.2%	Argentina
1.2%	France
0.9%	Colombia
0.9%	Dominican Republic
0.9%	Italy
0.8%	South Africa
14.3%	Other
11.4%	Short-Term

100.0%	Total Investments

1

All data are as of December 31, 2019. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.8% or less in the following: Angola, Australia, Bahrain, Bermuda, Cameroon, Cayman Islands, Chile, China, Costa Rica, Denmark, Ecuador, Egypt, El Salvador, Finland, Gabon, Germany, Ghana, Honduras, Hong Kong, India, Iraq, Ireland, Israel, Ivory Coast, Jamaica, Jordan, Kazakhstan, Kenya, Lebanon, Macau, Mexico, Mongolia, Nigeria, Norway, Oman, Pakistan, Peru, Russia, Senegal, Spain, Sri Lanka, Sweden, Switzerland, Trinidad & Tobago, Turkey, Ukraine, United Arab Emirates, Venezuela and Zambia.

AB Global High Income Fund

December 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as a significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2019:

Investments in Securities	Level 1	Level 2	Level 3		Total
Assets:
Corporates - Non-Investment Grade	$-0-	$348,937,381	$4,663,123	#	$353,600,504
Governments - Treasuries	-0-	132,368,335	-0-		132,368,335
Emerging Markets - Sovereigns	-0-	108,654,916	-0-		108,654,916
Corporates - Investment Grade	-0-	106,774,373	-0-		106,774,373
Collateralized Mortgage Obligations	-0-	103,980,484	-0-		103,980,484
Bank Loans	-0-	51,652,174	8,818,242		60,470,416
Emerging Markets - Corporate Bonds	-0-	35,550,031	18,514		35,568,545
Emerging Markets - Treasuries	-0-	34,891,449	-0-		34,891,449
Commercial Mortgage-Backed Securities	-0-	21,149,361	-0-		21,149,361
Common Stocks	10,273,516	-0-	8,573,542	#	18,847,058
Asset-Backed Securities	-0-	12,824,165	2,682,682		15,506,847
Investment Companies	5,613,440	-0-	-0-		5,613,440
Quasi-Sovereigns	-0-	5,571,604	-0-		5,571,604
Local Governments - US Municipal Bonds	-0-	5,495,575	-0-		5,495,575
Preferred Stocks	2,373,161	-0-	1,104,716		3,477,877
Governments - Sovereign Bonds	-0-	3,446,538	-0-		3,446,538
Inflation-Linked Securities	-0-	3,072,706	-0-		3,072,706
Collateralized Loan Obligations	-0-	968,313	-0-		968,313
Warrants	80,027	-0-	177,854	#	257,881
Whole Loan Trusts	-0-	-0-	184,161		184,161
Local Governments - Regional Bonds	-0-	139,925	-0-		139,925
Options Purchased- Puts	-0-	78,380	-0-		78,380
Rights	-0-	-0-	10,474		10,474
Short-Term Investments:
Investment Companies	119,241,454	-0-	-0-		119,241,454
Governments - Treasuries	-0-	8,205,920	-0-		8,205,920
Time Deposits	-0-	3,327,512	-0-		3,327,512

Total Investments in Securities	137,581,598	987,089,142	26,233,308		1,150,904,048
Other Financial Instruments*:
Assets
Futures	167,235	-0-	-0-		167,235
Forward Currency Exchange Contracts	-0-	694,787	-0-		694,787
Centrally Cleared Credit Default Swaps	-0-	32,140,205	-0-		32,140,205
Credit Default Swaps	-0-	166,635	-0-		166,635
Total Return Swaps	-0-	2,933	-0-		2,933
Liabilities
Futures	(1,235,079)	-0-	-0-		(1,235,079)
Forward Currency Exchange Contracts	-0-	(4,167,254)	-0-		(4,167,254)
Centrally Cleared Credit Default Swaps	-0-	(6,667,756)	-0-		(6,667,756)
Credit Default Swaps	-0-	(6,799,705)	-0-		(6,799,705)
Reverse Repurchase Agreements	(4,529,586)	-0-	-0-		(4,529,586)

Total	$131,984,168	$1,002,458,987	$26,233,308		$1,160,676,463

#	The Fund held securities with zero market value at period end.
*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non- Investment Grade#	Bank Loans	Emerging Markets - Corporate Bonds	Commercial Mortgage-Backed Securities
Balance as of 3/31/19	$8,481,759	$8,609,096	$242,649		$20,910,085
Accrued discounts/ (premiums)	84,988	4,325	(63,563)		680
Realized gain (loss)	(2,653,006)	111	429		103,513
Change in unrealized appreciation/ depreciation	5,585,891	101,668	35,477		(83,119)
Purchases/Payups	4,909,711	5,598,836	1,571,555		- 0 -
Sales/Paydowns	(11,539,487)	(9,336)	(1,625,028)		(1,828,324)
Transfers into Level 3	- 0 -	- 0 -	- 0 -		- 0 -
Transfers out of Level 3	(206,733)	(5,486,458)	(143,005)		(19,102,835)

Balance as of 12/31/19	$4,663,123	$8,818,242	$18,514	$	- 0 -

Net change in unrealized appreciation/depreciation from investments held as of 12/31/19	$(530,784)	$101,668	$(1,489,478)	$	- 0 -

	Common Stocks#	Asset-Backed Securities	Preferred Stocks	Collateralized Loan Obligations
Balance as of 3/31/19	$8,413,720	$12,614,983	$1,134,441		$980,782
Accrued discounts/ (premiums)	- 0 -	461	- 0 -		- 0 -
Realized gain (loss)	418	479,679	24,862		- 0 -
Change in unrealized appreciation/ depreciation	(1,270,157)	(719,957)	- 0 -		- 0 -
Purchases	4,933,891	- 0 -	- 0 -		- 0 -
Sales/Paydowns	(3,504,330)	(845,753)	(54,587)		- 0 -
Transfers into Level 3	- 0 -	- 0 -	- 0 -		- 0 -
Transfers out of Level 3	- 0 -	(8,846,731)	- 0 -		(980,782)

Balance as of 12/31/19	$8,573,542	$2,682,682	$1,104,716	$	- 0 -

Net change in unrealized appreciation/depreciation from investments held as of 12/31/19	$(3,226,959)	$(719,957)	$ - 0 -	$	- 0 -

	Warrants#	Whole Loan Trusts	Rights	Total
Balance as of 3/31/19	$60,161	$339,307	$7,698		$61,794,681
Accrued discounts/ (premiums)	- 0 -	- 0 -	- 0 -		26,891
Realized gain (loss)	- 0 -	- 0 -	- 0 -		(2,043,994)
Change in unrealized appreciation/ depreciation	117,693	(105,584)	2,776		3,664,688
Purchases/Payups	- 0 -	- 0 -	- 0 -		17,013,993
Sales/Paydowns	- 0 -	(49,562)	- 0 -		(19,456,407)
Transfers into Level 3	- 0 -	- 0 -	- 0 -		- 0 -
Transfers out of Level 3	- 0 -	- 0 -	- 0 -		(34,766,544)

Balance as of 12/31/19	$177,854	$184,161	$10,474		$26,233,308 +

Net change in unrealized appreciation/depreciation from investments held as of 12/31/19	$119,899	$(105,584)	$2,776		$(5,848,419)

#	The Fund held securities with zero market value that were sold/expired/written off during the reporting period.

+

Amounts of $206,733, $5,486,458, $143,005, $19,102,835, $8,846,731 and 980,782 for Corporates–Non- Investment Grade, Bank Loans, Emerging Markets–Corporate Bonds, Commercial Mortgage-Backed Securities, Asset-Backed Securities and Collateralized Loan Obligations, respectively, were transferred out of Level 3 into Level 2 as improved transparency of price inputs received from pricing vendors has increased the observability during the reporting period.

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at December 31, 2019. Securities priced (i) by the third party vendors or (ii) by brokers, are excluded from the following table:

	Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at
	12/31/19	Valuation Technique	Unobservable Input	Input
Corporates - Non-Investment Grade	$3,085,134	Discounted Cash Flow	Discount Rate on Future Cash Flows	14.53%
	$935,172	Discounted Cash Flow	Discount Rate on Future Cash Flows	17.03%
	$642,788	Qualitative Assessment	Par Value	$100.00
	$29	Qualitative Assessment		$0.00

	$4,663,123

Common Stocks	$2,842,654	Market Approach	NAV Equivalent	$962.63
	$1,380,464	Market Approach	EBITDA* Projection	$53.0mm
			EBITDA* Multiples	8.3X
	$943,855	Market Approach	Projected Enterprise Value	$911.1mm
	$645,955	Market Approach	EBITDA* Projection	$530mm
			EBITDA* Multiples	14.8X
	$458,976	Recovery Analysis	Issuer’s Exchange Ratio	2.86767782
	$136,767	Market Approach	10% Haircut to Last Traded Price	$7.65
	$73,332	Market Approach	EBITDA* Projection	$44.6 mm
			EBITDA* Multiples	3.7X
	$26,825	Market Approach	EBITDA* Projection	$84mm
			EBITDA* Multiples	4.4X
	$-0-	Qualitative Assessment		$0.00

	$6,508,828

Preferred Stocks	$1,104,716	Market Approach	EBITDA* Projection	$530mm
			EBITDA* Multiples	14.8X
Warrants.	$177,854	Option Pricing Model	Exercise Price	$6.11
Whole Loan Trusts	$143,553	Recovery Analysis	Cumulative Loss	30%
	$40,608	Recovery Analysis	Cumulative Loss	33%

	$184,161

*	Earnings Before Interest, Taxes, Depreciation and Amortization.

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. A significant increase (decrease) in NAV Equivalent, Projected Enterprise Value, Last Traded Price, Exercise Price, EBITDA projections and EBITDA Multiple in insolation would be expected to result in a significant higher (lower) fair value measurement. A significant increase (decrease) in Discount Rate on Future Cash Flows, Issuer’s Exchange Ratio and Cumulative Loss in isolation would be expected to result in a significant lower (higher) fair value measurement.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended December 31, 2019 is as follows:

	Market Value	Purchases	Sales	Market Value	Dividend
	3/31/19	at Cost	Proceeds	12/31/19	Income
Fund	(000)	(000)	(000)	(000)	(000)
Government Money Market Portfolio	$52,078	$258,515	$191,352	$119,241	$1,195